Registration Nos:          2-41251
                                                                       811-2214

                        SECURITIES AND EXCHANGE COMMISSION

                              Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [  X  ]

           Pre-Effective Amendment No.                                   [     ]
           Post-Effective Amendment No.  66                              [  X  ]
                                        ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  X  ]

           Amendment No.  48                                             [  X  ]
                         ----


                               LIBERTY FUNDS TRUST I
                               ---------------------
              (Exact Name of Registrant as Specified in Charter)

               One Financial Center, Boston, Massachusetts 02111
               -------------------------------------------------
                    (Address of Principal Executive Offices)

                                   617-426-3750
                                   ------------
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:                Copy to:
--------------------------------------                --------

William J. Ballou, Esq.                               John M. Loder, Esq.
Colonial Management Associates, Inc.                  Ropes & Gray
One Financial Center                                  One International Place
Boston, MA  02111                                     Boston, MA  02110-2624

It is proposed that this filing will become effective (check appropriate box):

[     ]         Immediately upon filing pursuant to paragraph (b).

[     ]         On (date) pursuant to paragraph (b).

[  X  ]         60 days after filing pursuant to paragraph (a)(1).

[     ]         On [date] pursuant to paragraph (a)(1) of Rule 485.

[     ]         75 days after filing pursuant to paragraph (a)(2).

[     ]         On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/     /         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LIBERTY TAX-MANAGED GROWTH FUND     Prospectus, March 1, 2002


CLASS A, B AND C SHARES

Advised by Stein Roe & Farnham Incorporated

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS

THE FUND                                                                      2
-------------------------------------------------------------------------------

Investment Goals ........................................................     2

Principal Investment Strategies .........................................     2

Principal Investment Risks ..............................................     3

Performance History .....................................................     4

Your Expenses ...........................................................     5

YOUR ACCOUNT                                                                  6
-------------------------------------------------------------------------------

How to Buy Shares .......................................................     6

Sales Charges ...........................................................     7

How to Exchange Shares ..................................................    11

How to Sell Shares ......................................................    11

Fund Policy on Trading of Fund Shares ...................................    13

Distribution and Service Fees ...........................................    13

Other Information About Your Account ....................................    14

MANAGING THE FUND                                                            17
-------------------------------------------------------------------------------

Investment Advisor ......................................................    17

Investment Sub-Advisor ..................................................    17

Portfolio Managers ......................................................    18
-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS                                                         19
-------------------------------------------------------------------------------


-----------------------------
Not FDIC    May Lose Value
            -----------------
Insured     No Bank Guarantee
-----------------------------

THE FUND

UNDERSTANDING
TAX-MANAGED INVESTING

In managing the Fund, the sub-advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.


INVESTMENT GOALS
-------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the Fund's investment sub-advisor uses fundamental research analysis and valuation techniques.


At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large-cap; mid-cap; or small capitalization (small-cap). In defining a company's market capitalization, the sub-advisor uses capitalization-based categories that are based in part on those of Standard & Poor's Index Services. All market capitalizations are determined at the time of purchase.



Large Capitalization. Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is represented in the Standard & Poor's 500 Index is considered a large-cap stock.



Middle Capitalization. Mid-cap stocks are stocks with market capitalizations between $1 billion and the capitalization of the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($X.X9 billion as of December 31,
2001). In addition, any stock that is represented in the S&P MidCap Index is considered a mid-cap stock.



Small Capitalization. Small-cap stocks are stocks with market capitalizations equal to or less than the capitalization of the largest stock in the Standard & Poor's SmallCap 600 Index ($X.X billion as of December 31, 2001).

THE FUND


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Management risk means that the sub-advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.



The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.



Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND

UNDERSTANDING PERFORMANCE


Calendar year total returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



Average annual total returns are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.


The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



CALENDAR YEAR TOTAL RETURNS (CLASS A)


YEAR

1997               24.40%
1998               21.46%
1999               28.08%
2000              -15.34%
2001



For period shown in bar chart:
Best quarter:  4th quarter 1998, +21.07%
Worst quarter:  4th quarter 2000, -13.69%

THE FUND



After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2001



                                 INCEPTION                                  LIFE OF THE
                                   DATE         1 YEAR         5 YEARS         FUND
                                   ----         ------         -------         ----
Class A (%)                      12/30/96
    Return Before Taxes
    Return After Taxes on
       Distributions
    Return After Taxes on
       Distributions and
       Sale of Fund Shares
Class B (%)                      12/30/96
    Return Before Taxes
    Return After Taxes on
       Distributions
    Return After Taxes on
       Distributions and
       Sale of Fund Shares
Class C (%)                      12/30/96
    Return Before Taxes
    Return After Taxes on
       Distributions
    Return After Taxes on
       Distributions and
       Sale of Fund Shares

S&P Index (%)                       N/A                                         (1)


(1)  Performance information is from December 31, 1996.

THE FUND


UNDERSTANDING EXPENSES

Sales Charges are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


Annual Fund Operating Expenses are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.


Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

-   $10,000 initial investment

-   5% total return for each year

-   Fund operating expenses remain the same

-   Assumes reinvestment of all dividends and distributions

-   Assumes Class B shares convert to Class A shares after eight years


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                      CLASS A     CLASS B     CLASS C
Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                5.75        0.00        0.00
------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)         1.00 (3)     5.00        1.00
------------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                        (4)         (4)         (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                     CLASS A     CLASS B     CLASS C
Management fee (5) (%)                                 0.85        0.85        0.85
Distribution and service (12b-1) fees (%)              0.25        1.00        1.00
Other expenses (%)
Total annual fund operating expenses (%)


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                     1 YEAR     3 YEARS     5 YEARS    10 YEARS
Class A                                      $          $        $           $
------------------------------------------------------------------------------------
Class B: did not sell your shares            $          $        $           $
         sold all your shares at
         the end of the period               $          $        $           $
------------------------------------------------------------------------------------
Class C: did not sell your shares            $          $        $           $
         sold all your shares at
         the end of the period               $          $        $           $


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.

(5) The Fund pays a management fee of 0.60% and an administration fee of 0.25%.

YOUR ACCOUNT

Investment Minimums


Initial Investment ..................................................    $1,000
Subsequent Investments ..............................................       $50
Automatic Investment Plan* ..........................................       $50
Retirement Plan* ....................................................       $25



*  The initial investment minimum of $1,000 is waived on these plans.


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                INSTRUCTIONS

Through your          Your financial advisor can help you establish your account and
financial advisor     buy Fund shares on your behalf.  To receive the current trading day's price, your financial advisor firm must receive your request prior to the close of the New York Stock Exchange
                      (NYSE), usually 4:00 p.m. Eastern time.  Your financial advisor may charge you fees for executing the purchase for you.
---------------------------------------------------------------------------------------
By check              For new accounts send a completed application and check made
(new account)         payable to the Fund to the transfer agent, Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------
By check              For existing accounts fill out and return the additional
(existing account)    investment stub included in your quarterly statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds
                      Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
---------------------------------------------------------------------------------------
By exchange           You or your financial advisor may acquire shares for your
                      account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost.  There may be an additional charge if exchanging from a money market fund.
                      To exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
By wire               You may purchase shares by wiring money from your bank account to
                      your Fund account.  To wire funds to your Fund account, call
                      1-800-422-3737 to obtain a control number and the wiring
                      instructions.
---------------------------------------------------------------------------------------
By electronic funds   You may purchase shares by electronically transferring money
transfer              from your bank account to your Fund account by calling
                      1-800-422-3737.  An electronic funds transfer may take up to two business days to settle and be considered in "good form."
                      You must set up this feature prior to your telephone request.
                      Be sure to complete the appropriate section of the application.
---------------------------------------------------------------------------------------
Automatic             You can make monthly or quarterly investments automatically
investment plan       from your bank account to your Fund account.  You can select a pre-authorized amount to be sent via electronic funds
                      transfer.  Be sure to complete the appropriate section of the application for this feature.
---------------------------------------------------------------------------------------
Automated dollar      You can purchase shares for your account by exchanging $100 or
cost averaging        more each month from another fund for shares of the same class of the Fund at no additional cost.  You must have a current balance of at least $5,000 in the fund the money is coming from.  The designated amount will be exchanged on the third
                      Tuesday of each month.  Exchanges will continue so long as your fund balance is sufficient to complete the transfers.  You may terminate your program or change the amount of the exchange
                      (subject to the $100 minimum) by calling 1-800-422-3737.  Be sure to complete the appropriate section of the account
                      application for this feature.
---------------------------------------------------------------------------------------
By dividend           You may automatically invest dividends distributed by another
diversification       fund into the same class of shares of the Fund at no additional sales charge.  To invest your dividends in another fund, call
                      1-800-345-6611.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus - Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers additional classes of shares, Class E and F shares, which are designed for persons who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary. Class E and F shares are made available through a separate prospectus.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors

SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


CLASS A SALES CHARGES

                                                                             % OF
                                                                           OFFERING
                                              AS A % OF                      PRICE
                                             THE PUBLIC       AS A %      RETAINED BY
                                              OFFERING       OF YOUR       FINANCIAL
AMOUNT OF PURCHASE                              PRICE       INVESTMENT   ADVISOR FIRM
Less than $50,000                               5.75           6.10          5.00
-------------------------------------------------------------------------------------
$50,000 to less than $100,000                   4.50           4.71          3.75
-------------------------------------------------------------------------------------
$100,000 to less than $250,000                  3.50           3.63          2.75
-------------------------------------------------------------------------------------
$250,000 to less than $500,000                  2.50           2.56          2.00
-------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                2.00           2.04          1.75
-------------------------------------------------------------------------------------
$1,000,000 or more                              0.00           0.00          0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

PURCHASES OVER $1 MILLION

AMOUNT PURCHASED                                                COMMISSION %

First $3 million                                                    1.00
----------------------------------------------------------------------------
$3 million to less than $5 million                                  0.80
----------------------------------------------------------------------------
$5 million to less than $25 million                                 0.50
----------------------------------------------------------------------------
$25 million or more                                                 0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             5.00
-------------------------------------------------------------------------
Through second year                                            4.00
-------------------------------------------------------------------------
Through third year                                             3.00
-------------------------------------------------------------------------
Through fourth year                                            3.00
-------------------------------------------------------------------------
Through fifth year                                             2.00
-------------------------------------------------------------------------
Through sixth year                                             1.00
-------------------------------------------------------------------------
Longer than six years                                          0.00


Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares occurs eight years after purchase.



You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
-------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------
Through third year                                             1.00
-------------------------------------------------------------------------
Longer than three years                                        0.00


Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES

                                                          % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD
Through first year                                             3.00
-------------------------------------------------------------------------
Through second year                                            2.00
-------------------------------------------------------------------------
Through third year                                             1.00


Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares occurs three years after purchase.



If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES

YEARS AFTER PURCHASE                              % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                             1.00
---------------------------------------------------------------------------------
Longer than one year                                           0.00

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:

METHOD               INSTRUCTIONS


Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                     Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance
                     of your call. Certain restrictions apply to retirement
                     accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution.
                     Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call
                     1-800-345-6611.

                     Mail your letter of instruction to Liberty Funds Services,
                     Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By                   wire You may sell shares and request that the proceeds be
                     wired to your bank. You must set up this feature prior to
                     your telephone request. Be sure to complete the
                     appropriate section of the account application for this
                     feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or
                     semi-annual basis and have the proceeds sent to you if
                     your account balance is at least $5,000. This feature is
                     not available if you hold your shares in certificate form.
                     All dividend and capital gains distributions must be
                     reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank.  Proceeds may
                     take up to two business days to be received by your bank.
                     You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for Class B or C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.



DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS



Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.

--------------------------------------------------------------------------------
Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.



If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund Reinvest all distributions in shares of another fund
Receive dividends in cash (see options below) and reinvest capital gains Receive all distributions in cash (with one of the following options):

-   send the check to your address of record

-   send the check to a third party address

-   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT



TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe has been an investment advisor since 1932. As of January 31, 2002, Stein Roe managed over $x.x billion in assets.



Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group LLC (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of FleetBoston Financial Corporation.



For the 2001 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to x.xx% of average daily net assets of the Fund.



Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.



INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------


Stein Roe Investment Counsel LLC (SRIC), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment sub-advisor. SRIC is a registered investment advisor and has sub-advised the Fund since January, 2001. In its duties as investment sub-advisor, SRIC runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.



Under the sub-advisory agreement, Stein Roe pays SRIC a sub-advisory fee. The Fund does not pay any fees directly to SRIC. For more information about the sub-advisory fees see the caption "Fund Charges and Expenses" in the Statement of Additional Information. SRIC has been an investment advisor since 2000. As of January 31, 2002, SRIC managed over $X.XX billion in assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Fund is managed by a team of investment professionals assigned to it by SRIC. No single individual has primary management responsibility over the Fund's portfolio securities.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


 THE FUND


                                                                             YEAR ENDED OCTOBER 31,
                                                          2001                        2000                         1999

                                              CLASS A   CLASS B  CLASS C   CLASS A   CLASS B   CLASS C   CLASS A  CLASS B   CLASS C
 Net asset value -
 Beginning of period ($)                                                   17.190     16.820    16.820    13.390   13.200   13.200
------------------------------------------------------------------------------------------------------------------------------------
                                                                           (0.123)    (0.259)   (0.259)   (0.034)  (0.151)  (0.152)
 Income from Investment Operations ($):
 Net investment loss (a)(b)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                                           1.313      1.289     1.289     3.834    3.771    3.772
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                                           1.190      1.030     1.030     3.800    3.620    3.620
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value -
 End of period ($)                                                         18.380     17.850    17.850    17.190   16.820   16.820
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (c)                                                        6.92       6.12      6.12     28.38    27.42    27.42
------------------------------------------------------------------------------------------------------------------------------------

 Ratios to Average Net Assets (%):
 Expenses (e)                                                                1.44       2.19      2.19      1.64     2.39     2.39
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) (e)                                           (0.67)     (1.42)    (1.42)    (0.21)   (0.96)   (0.96)
------------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or borne by the
 Advisor/Administrator (e)                                                   ---       ---       ---        ---      ---       ---
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                                                        69         69        69        80       80       80
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                                    163,502    532,082    80,232    97,531  303,726   46,869

 (a)   Net of fees and expenses waived or
      borne by the Advisor/Administrator
      which amounted to ($):                                                 ---       ---       ---      ---      ---       ---

 (b) Per share data was calculated using average shares outstanding during the period.

 (c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

 (d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

 (e) The benefits derived from custody credits and directed brokerage arrangements had no impact.


 FINANCIAL HIGHLIGHTS


 THE FUND

                                                                YEAR ENDED OCTOBER 31,          PERIOD ENDED OCTOBER 31,
                                                                         1998                            1997(B)

                                                             CLASS A    CLASS B    CLASS C    CLASS A    CLASS B    CLASS C(C)

 Net asset value -
 Beginning of period ($)                                     12.040     11.960     11.960     10.080     10.080      10.080
------------------------------------------------------------------------------------------------------------------------------
                                                              0.029     (0.069)    (0.069)     0.040     (0.032)     (0.032)
 Income from Investment Operations ($):
 Net investment income (loss) (a)(d)
------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                             1.321      1.309      1.309      1.920      1.912       1.912
------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                             1.350      1.240      1.240      1.960      1.880       1.880
------------------------------------------------------------------------------------------------------------------------------
 Net asset value -
 End of period ($)                                           13.390     13.200     13.200     12.040     11.960      11.960
------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (e)(f)(g)                                   11.21(d)   10.37(d)   10.37(d)   19.44      18.65       18.65
------------------------------------------------------------------------------------------------------------------------------

 Ratios to Average Net Assets (%):
 Expenses (h)(i)                                               1.56       2.31       2.31       1.50       2.25        2.25
------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) (h)(i)                           0.22      (0.53)     (0.53)      0.39      (0.36)      (0.36)
------------------------------------------------------------------------------------------------------------------------------
 Fees and expenses waived or
 borne by the Advisor/Administrator (h)(i)                     0.12       0.12       0.12       0.98       0.98        0.98
------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                                          91         91         91         51(g)      51(g)       51(g)
------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                       45,472    124,829     18,786     17,142     38,452       5,923

  (a)   Net of fees and expenses waived or
      borne by the Advisor/Administrator
      which amounted to ($):                                  0.016      0.016      0.016      0.096      0.096       0.096


(b) The Fund commenced investment operations on December 16, 1996, the activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.

(c) Effective July 1, 1997, Class D shares were redesignated Class C shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f) Had the advisor/administrator not reimbursed a portion of expense, total return would have been reduced.

(g) Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

NOTES

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                                                                              21

NOTES

________________________________________________________________________________
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                                                                              22

NOTES


________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
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________________________________________________________________________________
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________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________
________________________________________________________________________________

FOR MORE INFORMATION


Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I:  811-2214


-   Liberty Tax-Managed Growth Fund



[LIBERTY FUNDS LOGO]



Job Code

LIBERTY TAX-MANAGED GROWTH FUND                        PROSPECTUS, MARCH 1, 2002
--------------------------------------------------------------------------------




CLASS A, B, C, E AND F SHARES

Advised by Stein Roe & Farnham Incorporated


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
table of contents

-------------------------------
Not FDIC       May Lose Value
Insured        ----------------
               No Bank Guarantee
-------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goals ..........................................................  2

Principal Investment Strategies ...........................................  2

Principal Investment Risks ................................................  3

Performance History .......................................................  4

Your Expenses .............................................................  5

YOUR ACCOUNT                                                                 6
--------------------------------------------------------------------------------
How to Buy Shares .........................................................  6

Sales Charges .............................................................  7

Traditional Shares ........................................................  7

Trust Shares .............................................................. 11

How to Exchange Shares .................................................... 15

How to Sell Shares ........................................................ 15

Fund Policy on Trading of Fund Shares ..................................... 17

Distribution and Service Fees ............................................. 17

Other Information About Your Account ...................................... 18

MANAGING THE FUND                                                           21
--------------------------------------------------------------------------------
Investment Advisor ........................................................ 21

Investment Sub-Advisor .................................................... 21

Portfolio Managers ........................................................ 22

FINANCIAL HIGHLIGHTS                                                        23
--------------------------------------------------------------------------------

THE FUND
--------------------------------------------------------------------------------

UNDERSTANDING TAX-MANAGED INVESTING

In managing the Fund, the sub-advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.



INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the Fund's investment sub-advisor uses fundamental research analysis and valuation techniques.


At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large-cap; mid-cap; or small capitalization (small-cap). In defining a company's market capitalization, the sub-advisor uses capitalization-based categories that are based in part on those of Standard & Poor's Index Services. All market capitalizations are determined at the time of purchase.



Large Capitalization. Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is represented in the Standard & Poor's 500 Index is considered a large-cap stock.



Middle Capitalization. Mid-cap stocks are stocks with market capitalizations between $1 billion and the capitalization of the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($X.X billion as of December 31,
2001). In addition, any stock that is represented in the S&P MidCap Index is considered a mid-cap stock.



Small Capitalization. Small-cap stocks are stocks with market capitalizations equal to or less than the capitalization of the largest stock in the Standard & Poor's SmallCap 600 Index ($X.X billion as of December 31, 2001).

THE FUND


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Management risk means that the sub-advisor's stock selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.



The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.



Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.


AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.


The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B, C, E and F shares, including sales charges, compare with those of a broad measure of market performance for 1 year, five years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------


[BAR GRAPH]

Year
1997                                                                 24.40%
1998                                                                 21.46%
1999                                                                 28.08%
2000                                                                -15.34%
2001


For period shown in bar chart:

Best quarter:  4th quarter 1998, +21.07%
Worst quarter:  4th quarter 2000, -13.69%

THE FUND




After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.






AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------



                                                                         LIFE OF
                                      INCEPTION                           THE
                                        DATE        1 YEAR     5 YEARS    FUND
                                        ----        ------     -------    ----
Class A (%)                            12/30/96
    Return Before Taxes
    Return After Taxes on
      Distributions
    Return After Taxes on
     Distributions and Sale
     of Fund Shares
--------------------------------------------------------------------------------
Class B (%)                            12/30/96
   Return Before Taxes
   Return After Taxes on
     Distributions
     Return After Taxes on
     Distributions and Sale
      of Fund Shares
--------------------------------------------------------------------------------
Class C (%)                            12/30/96
  Return Before Taxes
  Return After Taxes on
     Distributions
   Return After Taxes on
      Distributions and Sale
      of Fund Shares

--------------------------------------------------------------------------------
Class E (%)                             12/30/96
  Return Before Taxes
  Return AfterTaxes on
      Distributions
  Return After Taxes on
    Distributions and Sale
    of Fund Shares
--------------------------------------------------------------------------------
Class F (%)                            12/30/96
  Return Before Taxes
  Return After Taxes on
    Distributions
  Return After Taxes on
    Distributions and Sale
    of Fund Shares
S&P Index (%)                             N/A                              (1)





(1) Performance information is from December 31, 1996.

THE FUND


UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.


ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
 the same

- Assumes reinvestment of all dividends and distributions

- Assumes Class B shares convert to Class A shares after eight years

- Assumes Class F shares convert to Class E shares after eight years


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


 SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------



                           CLASS      CLASS      CLASS    CLASS      CLASS
                             A         B           C        E         F
Maximum sales charge
(load) on purchases (%)
(as a percentage
of the offering price)     5.75      0.00        0.00     4.50      0.00
--------------------------------------------------------------------------------
Maximum deferred sales
charge (load) on
redemptions (%) (as a
percentage
of the lesser of purchase
price or redemption        1.00(3)   5.00        1.00     1.00(4)   5.00
price)
--------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of amount
redeemed, if applicable)    (5)      (5)         (5)       (5)       (5)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


                                     CLASS      CLASS      CLASS    CLASS  CLASS
                                       A         B           C        E      F
Management fee(6) (%)                0.85       0.85       0.85     0.85    0.85
--------------------------------------------------------------------------------
Distribution and service
(12b-1)  fees (%)                    0.25       1.00       1.00     0.35    1.00
--------------------------------------------------------------------------------
Other expenses (%)
--------------------------------------------------------------------------------
Total annual fund operating
  expenses (%)



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------



CLASS                                  1 YEAR     3 YEARS    5 YEARS    10 YEARS

Class A                                $          $          $          $
--------------------------------------------------------------------------------
Class B:   did not sell your shares    $          $          $          $

           sold all your shares at
           the end of the period       $          $          $          $
--------------------------------------------------------------------------------
Class C:   did not sell your shares    $          $          $          $

           sold all your shares at
           the end of the  period      $          $          $          $
--------------------------------------------------------------------------------
Class E:                               $          $          $          $
--------------------------------------------------------------------------------
Class F:  did not sell your shares     $          $          $          $

          sold all your shares at
          the end of the period        $          $          $          $




(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.




(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) This charge applies only to certain Class E shares bought without an initial sales charge that are sold within 18 months of purchase.


(5)  There is a $7.50 charge for wiring sale proceeds to your bank.



(6) The Fund pays a management fee of 0.60% and an administration fee of 0.25%.

YOUR ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS

Initial Investment ..........................................            $1,000

Subsequent Investments ......................................               $50

Automatic Investment Plan* ..................................               $50

Retirement Plan* ............................................               $25


* The initial investment minimum of $1,000 is waived on these plans.


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures. For purchases of trust shares, a signed Trust Declaration Agreement must be received within ten days following the purchase.



--------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:



METHOD              INSTRUCTIONS
Through your        Your financial advisor can help you
financial           establish your account and buy Fund shares  on your
advisor             behalf.   To receive the current trading day's price, your
                    financial advisor firm must receive your request prior to
                    the close of the New York Stock Exchange (NYSE), usually
                    4:00 p.m. Eastern time. Your financial advisor may charge
                    you fees for executing the purchase for you.

--------------------------------------------------------------------------------
By check            For new accounts send a completed
(new account)       application and check made payable to the
                    Fund to the transfer agent, Liberty Funds
                    Services, Inc., P.O. Box 1722, Boston, MA
                    02105-1722.
--------------------------------------------------------------------------------
By check            For existing accounts fill out and return
(existing           the additional investment stub included in
account)            your quarterly statement, or send a letter
                    of instruction including your Fund name and
                    account number with a check made payable to
                    the Fund to Liberty Funds Services, Inc.,
                    P.O. Box 1722, Boston, MA 02105-1722.

--------------------------------------------------------------------------------
By exchange         You or your financial advisor may acquire shares for your
                    account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call 1-800-422-3737.

--------------------------------------------------------------------------------
By wire             You may purchase shares by wiring money from your bank
                    account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.

--------------------------------------------------------------------------------
By electronic       You may purchase shares by electronically  transferring
funds               money from your bank account to your Fund account by calling
transfer            1-800-422-3737.  An electronic funds transfer may take up to two business days to settle and be considered in
                    "good form." You must set up this feature prior to
                    your telephone request. Be sure to complete the appropriate section of the application.

--------------------------------------------------------------------------------
Automatic           You can make monthly or quarterly
investment          investments automatically from your bank
plan                account to your Fund account.  You can
                    select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.

--------------------------------------------------------------------------------
Automated           You can purchase shares for your account by exchanging $100
dollar cost         or more each month from  another fund for shares of the same class
averaging           of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The
                    designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.

--------------------------------------------------------------------------------
By dividend         You may automatically invest dividends
diversification     distributed by another fund into the same
                    class of shares of the Fund at no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three traditional classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares.

The Fund offers two trust classes of shares in this prospectus -- CLASS E and F. These classes are designed for persons who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the length of time between the purchase date and the designated trust termination date. Purchases of $250,000 or more can be made only in Class E shares.

Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.



SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.


TRADITIONAL SHARES
--------------------------------------------------------------------------------

CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                                         % OF
                                                                                        OFFERING
                                                           AS A %                        PRICE
                                                         OF THE BY                      RETAINED
                                                           PUBLIC         AS A %        FINANCIAL
                                                          OFFERING       OF YOUR         ADVISOR
AMOUNT OF PURCHASE                                          PRICE       INVESTMENT        FIRM
Less than $50,000                                           5.75           6.10           5.00
----------------------------------------------------------------------------------------------
$50,000 to less than $100,000                               4.50           4.71           3.75
----------------------------------------------------------------------------------------------
$100,000 to less than $250,000                              3.50           3.63           2.75
----------------------------------------------------------------------------------------------
$250,000 to less than $500,000                              2.50           2.56           2.00
----------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                            2.00           2.04           1.75
----------------------------------------------------------------------------------------------
$1,000,000 or more                                          0.00           0.00           0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

YOUR ACCOUNT


UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B, C, E and F shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                              COMMISSION %

First $3 million                                                   1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                 0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                0.50
--------------------------------------------------------------------------------
$25 million or more                                                0.25



The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.


For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as described in the charts below.

YOUR ACCOUNT

PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD

Through first year                                                  5.00
--------------------------------------------------------------------------------
Through second year                                                 4.00
--------------------------------------------------------------------------------
Through third year                                                  3.00
--------------------------------------------------------------------------------
Through fourth year                                                 3.00
--------------------------------------------------------------------------------
Through fifth year                                                  2.00
--------------------------------------------------------------------------------
Through sixth year                                                  1.00
--------------------------------------------------------------------------------
Longer than six years                                               0.00


Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares occurs eight years after purchase.



You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD

Through first year                                                  3.00
--------------------------------------------------------------------------------
Through second year                                                 2.00
--------------------------------------------------------------------------------
Through third year                                                  1.00
--------------------------------------------------------------------------------
Longer than three years                                             0.00


Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT


PURCHASES OF $500,000 TO LESS THAN $1 MILLION:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                                % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                    SHARES ARE SOLD
Through first year                                                    3.00
--------------------------------------------------------------------------------
Through second year                                                   2.00
--------------------------------------------------------------------------------
Through third year                                                    1.00


Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares occurs three years after purchase.



If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor that does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.



CLASS C SALES CHARGES
--------------------------------------------------------------------------------

                                                    % DEDUCTED WHEN SHARES ARE
YEARS AFTER PURCHASE                                             SOLD
Through first year                                               1.00
--------------------------------------------------------------------------------
Longer than one year                                             0.00

YOUR ACCOUNT

TRUST SHARES

Trust shares may be purchased by individuals seeking a convenient way to give an investment in the Fund to a child, grandchild or other individual. Rather than being held directly by you or the gift's eventual recipient (beneficiary), trust shares are held in an irrevocable trust, the trustee of which is an officer of the administrator, until the trust termination date you specify, at which time the shares pass to the beneficiary. Distributions from the trust are permitted only for limited specified purposes. Subsequent investments into the same account do not affect the original trust termination date; however, no additional investments into an account (other than reinvestment of distributions) may be made within two years of the termination date. The duration of the trust may be as long as you choose, but must be at least 5 years from the initial purchase into the trust or until the beneficiary reaches the age of 18, whichever is later. The trust will terminate, and the amounts held in the trust will be distributed, in the event of the beneficiary's death prior to the original trust termination date.

Two types of trust plans are available: Liberty Gift Plan and Liberty Advantage Plan. Each plan has different provisions for the payment of distributions prior to trust termination and different tax implications for the donor and/or beneficiary. The plan that is most suitable for you will depend on your specific financial and tax circumstances and your gift-giving objectives. The distributor provides the Fund with trust administration services with respect to each trust share class for which the Fund pays an annual fee equal to approximately $4.17 times the number of open trust share accounts during the month.

EACH PLAN IS DESCRIBED BELOW:

LIBERTY GIFT PLAN

The Liberty Gift Plan is designed to serve exclusively as a vehicle for making a future gift of the Fund's shares. Under the Liberty Gift Plan, the beneficiary will have no ability to access or withdraw the shares until the trust's termination. Because the gift is viewed by the Internal Revenue Service as a gift of a future interest, the gift will not be eligible for the federal annual gift tax exclusion. The trust, not the beneficiary, will be taxed on any income and capital gains earned by the trust in excess of $100 per year.

The trustee will prepare and file all federal and state income tax returns that are required each year and will satisfy any taxes owed from the assets of the trust by redeeming Fund shares.

YOUR ACCOUNT


LIBERTY ADVANTAGE PLAN

The Liberty Advantage Plan is designed to permit the donor and, under certain circumstances, the beneficiary, to direct the trustee to make distributions from the trust for specified purposes, and to provide additional benefits to the donor. Under the Liberty Advantage Plan, during the first 30 days following the contribution the beneficiary will have the right to withdraw the shares purchased by such contribution at their net asset value, plus any sales charge paid on the purchase, and the contribution will be eligible for the annual federal gift tax exclusion. The trustee will provide the beneficiary with notice of the withdrawal right at the time of each contribution. The beneficiary will be taxed on all of the trust's income and capital gains. In connection with the initial contribution, the donor may direct the trustee, or authorize the beneficiary (if he or she is over 18) or the beneficiary's representative (if he or she is not also the donor) to direct the trustee, to redeem Fund shares and distribute the proceeds to the beneficiary in order to provide funds for the beneficiary to pay such taxes. Such distributions would be made within 90 days after the end of each calendar year. The amount of each distribution would be determined by multiplying the amount of each class of income earned by the trust during the year times the highest marginal federal tax rate for unmarried individuals applicable to that class of income. Once made, the election to receive tax distributions may not be revoked.

In connection with the initial contribution, the donor also may authorize the beneficiary (if he or she is over 18), or the beneficiary's representative (if he or she is not also the donor), to direct the trustee to redeem shares and pay the proceeds directly to a recognized post-secondary educational institution to cover the beneficiary's post-secondary educational expenses. Once made, the election to allow such distributions may not be revoked.

No other distributions from the trust are permitted until the trust's termination date. The trustee will send an information statement to the beneficiary each year showing the amount of income and capital gains to be reported on his or her income tax returns for that year.

The foregoing is only a general summary of the tax implications of an investment in the Fund's trust shares. More detailed information is available in the Statement of Additional Information. You should consult your financial or tax advisor for specific advice concerning which option may be most suitable for you.

YOUR ACCOUNT


Under each Plan, upon termination of the trust, the underlying trust shares (matured trust shares) automatically pass to the beneficiary. Prior to the termination date, a notice will be sent to the beneficiary notifying him or her of the impending termination date and the options available to the beneficiary, and requesting certain information, including the beneficiary's social security number. The beneficiary may be asked to sign and return a Form W-9. If not redeemed at this time by the beneficiary, Class E shares and Class F shares automatically will convert to Class A shares and Class B shares, respectively, and be registered in the beneficiary's name. If the beneficiary dies during the term of the trust, the shares automatically pass to the beneficiary's executors or administrators to be disposed of as part of the beneficiary's estate.


CLASSES OF TRUST SHARES


CLASS E SHARES Your purchases of Class E shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class E shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



CLASS E SALES CHARGES
--------------------------------------------------------------------------------


                                                                        % OF
                                                                       OFFERING
                                           AS A %                        PRICE
                                        OF THE BY                      RETAINED
                                           PUBLIC           AS A %      FINANCIAL
                                          OFFERING        OF YOUR        ADVISOR
AMOUNT OF PURCHASE                         PRICE        INVESTMENT         FIRM

Less than $50,000                            4.50           4.71           4.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000                3.50           3.63           3.00
--------------------------------------------------------------------------------
$100,000 to less than $250,000               2.50           2.56           2.00
--------------------------------------------------------------------------------
$250,000 to less than $500,000               1.25           1.27           1.00
--------------------------------------------------------------------------------
$500,000 or more                             0.00           0.00           0.00

YOUR ACCOUNT


Class E shares bought without an initial sales charge in accounts aggregating $500,000 to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class E share purchases that bring your account value above $500,000 are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase.

YOUR ACCOUNT


For Class E share purchases of $500,000 or more, financial advisors receive a cumulative commission from the distributor as follows:


PURCHASES OVER $500,000
--------------------------------------------------------------------------------


AMOUNT PURCHASED                                             COMMISSION %

First $3 million                                                 1.00
--------------------------------------------------------------------------------
Next $2 million                                                  0.50
--------------------------------------------------------------------------------
Over $5 million                                                  0.25


The commission to financial advisors for Class E share purchases of over $5 million is paid over 12 months but only to the extent the shares remain outstanding.


If, at the time of the trust's termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary's name.



CLASS F SHARES Your purchases of Class F shares are at Class F's net asset value. Class F shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class F shares automatically convert to Class E shares after eight years. The distributor pays your financial advisor firm an up-front commission of 4.00% on sales of Class F shares.



CLASS F SALES CHARGES
--------------------------------------------------------------------------------


                                                         % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                             SHARES ARE SOLD

Through first year                                              5.00
--------------------------------------------------------------------------------
Through second year                                             4.00
--------------------------------------------------------------------------------
Through third year                                              3.00
--------------------------------------------------------------------------------
Through fourth year                                             3.00
--------------------------------------------------------------------------------
Through fifth year                                              2.00
--------------------------------------------------------------------------------
Through sixth year                                              1.00
--------------------------------------------------------------------------------
Longer than six years                                           0.00


If, at the time of the trust's termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary's name.


WITHDRAWAL UNDER THE LIBERTY ADVANTAGE PLAN. If the beneficiary under a Liberty Advantage Plan trust exercises his or her withdrawal rights, the financial advisor firm shall refund to the distributor any sales charge or initial commission previously retained or paid on the withdrawn shares or amount redeemed.

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

Trust shares may not be exchanged for shares of any other fund distributed by Liberty Funds Distributor, Inc. You may exchange your Class A, B and C shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD               INSTRUCTIONS
Through your         You may call your financial advisor to place your sell
financial advisor    order. To receive the current trading day's price, your
                     financial advisor firm must receive your request prior to
                     the close of regular trading on the NYSE, usually 4:00 p.m.
                     Eastern time. Your financial advisor may charge you fees
                     for executing a redemption for you.

--------------------------------------------------------------------------------
By exchange          You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                     1-800-422-3737.
--------------------------------------------------------------------------------
By telephone         You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the
                     Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day
                     period. You do not need to set up this feature in advance
                     of your call. Certain restrictions apply to retirement
                     accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail              You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                     address below. In your letter of instruction, note the
                     Fund's name, share class, account number, and the dollar
                     value or number of shares you wish to sell. All account
                     owners must sign the letter, and signatures must be
                     guaranteed by either a bank, a member firm of a national
                     stock exchange or another eligible guarantor institution.
                     Additional documentation is required for sales by
                     corporations, agents, fiduciaries, surviving joint owners
                     and individual retirement account owners. For details, call
                     1-800-345-6611. Mail your letter of instruction to Liberty
                     Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire              You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                     telephone request. Be sure to complete the appropriate
                     section of the account application for this feature.
--------------------------------------------------------------------------------
By systematic        You may automatically sell a specified dollar amount or
withdrawal plan      percentage of your account on a monthly, quarterly or
                     semi-annual basis and have the proceeds sent to you if
                     your account balance is at least $5,000. This feature is
                     not available if you hold your shares in certificate form.
                     All dividend and capital gains distributions must be
                     reinvested. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic        You may sell shares and request that the proceeds be
funds transfer       electronically transferred to your bank.  Proceeds may take up to two business days to be received by your bank. You
                     must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B, C, E and F shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C, Class E and Class F shares. The annual distribution fee may equal up to 0.75% for each of Class B, Class C and Class F shares and 0.10% for Class E shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares. Class F shares automatically convert to Class E shares after eight years, eliminating a portion of the distribution fee upon conversion.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B, C, E and F shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT


UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.




DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:



TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------
Dividends             Represents interest and dividends earned from securities
                      held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital               gains Represents net long-term capital gains on sales of
                      securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.



If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-    send the check to your address of record

-    send the check to a third party address

-    transfer the money to your bank via electronic funds transfer

Distributions of trust shares are automatically reinvested until the trust's termination unless used to fund trust distributions permitted under the Liberty Advantage Plan.

Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.

In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is

YOUR ACCOUNT


exempt from state and local taxes. Under the Liberty Gift Plan, the trustee will file all income tax returns and pay all income taxes for income earned prior to the trust's termination. Under the Liberty Advantage Plan, the beneficiary will be obligated to report any income earned by the trust on his or her tax returns and to pay any applicable income taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.



A gift made through the purchase of the Fund's trust shares may have to be reported under federal gift tax laws and may be subject to federal gift taxes. In general, a federal gift tax return must be filed reporting all gifts made by an individual during any calendar year, unless the gift qualifies for the annual federal gift tax exclusion. To so qualify, the gift must be a gift of a "present interest" and must not exceed $11,000 when combined with any other gifts made to the same beneficiary during the calendar year. The limit is $22,000 for a married couple who elect "gift splitting," but such election must be made on a gift tax return filed for the calendar year in which the gift is made. Whether a gift made through the purchase of the Fund's trust shares qualifies for the annual exclusion depends on the plan selected by the donor as well as on the combined amount of the gift and any other gifts made to the beneficiary by the donor during the particular year. In general, if no other gifts are made during the year to the beneficiary, a gift under the Liberty Advantage Plan will qualify for the federal gift tax exclusion to the extent it does not exceed the $11,000/$22,000 maximum; a gift under the Liberty Gift Plan will not qualify for the annual exclusion. A gift tax return reporting the amount of the gift under the Liberty Gift Plan and the amount of any gift under the Liberty Advantage Plan not qualifying for the annual exclusion must be filed by the donor. A gift tax return must also be filed by a married donor to elect gift splitting and thereby take advantage of the higher $20,000 limitation on the annual exclusion. Any gift tax due on account of the purchase of trust shares is the sole responsibility of the donor and will not be paid from the trust shares.


A purchase of trust shares may also be subject to state gift tax reporting requirements under the laws of the state in which the donor of the gift resides. See "Trust Shares" above and "Additional Tax Matters Concerning Trust Shares" in the Fund's Statement of Additional Information for more detailed information about these and other tax matters applicable to an investment in the Fund. Due to the complexity of federal and state laws pertaining to gifts in trust, you should consult your financial or tax advisor before investing in the Fund's trust shares.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe has been an investment advisor since 1932. As of January 31, 2002, Stein Roe managed over $xx billion in assets.



Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group LLC (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of FleetBoston Financial Corporation.



For the 2001 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to x.xx% of average daily net assets of the Fund.



Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.



INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------

Stein Roe Investment Counsel LLC (SRIC), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment sub-advisor. SRIC is a registered investment advisor and has sub-advised the Fund since January, 2001. In its duties as investment sub-advisor, SRIC runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.



Under the sub-advisory agreement, Stein Roe pays SRIC a sub-advisory fee. The Fund does not pay any fees directly to SRIC. For more information about the sub-advisory fees see the caption "Fund Charges and Expenses" in the Statement of Additional Information. SRIC has been an investment advisor since 2000. As of January 31, 2002, SRIC managed over $x.xx billion in assets.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Fund is managed by a team of investment professionals assigned to it by SRIC. No single individual has primary management responsibility over the Fund's portfolio securities.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND

                                                          Year ended October 31,
                                                          ----------------------
                                                                  2001
                                                                  ----
                                                        Class A         Class B        Class C       Class E      Class F
Net asset value -
Beginning of period ($)
--------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS ($):
Net investment loss (b)
--------------------------------------------------------------------------------
Net realized and unrealized gain
--------------------------------------------------------------------------------
Total from Investment Operations
--------------------------------------------------------------------------------
Net asset value -
End of period ($)
--------------------------------------------------------------------------------
Total return (%) (c)
--------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS (%):
Expenses (d)
--------------------------------------------------------------------------------
Net investment income (loss) (d)
--------------------------------------------------------------------------------
Portfolio turnover (%)
--------------------------------------------------------------------------------
Net assets at end of period (000) ($)


(a)

(b)

(c)

(d)

FINANCIAL HIGHLIGHTS


THE FUND

                                                                                Year ended October 31,
                                                                                         2000

                                                        Class A         Class B        Class C       Class E (a)     Class F (a)
Net asset value -
Beginning of period ($)                                 17.190          16.820          16.820         17.170          16.830
--------------------------------------------------------------------------------------------------------------------------------
                                                        (0.123)         (0.259)        (0.259)         (0.142)         (0.259)
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment loss (b)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                         1.313           1.289          1.289           1.312           1.299
--------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                         1.190           1.030          1.030           1.170           1.040
--------------------------------------------------------------------------------------------------------------------------------
Net asset value -                                       18.380          17.850          17.850         18.340          17.870
End of period ($)
--------------------------------------------------------------------------------------------------------------------------------
Total return (%) (c)                                     6.92            6.12            6.12           6.81            6.18
--------------------------------------------------------------------------------------------------------------------------------
                                                         1.44            2.19            2.19           1.54            2.19
RATIOS TO AVERAGE NET ASSETS (%):
Expenses (d)
--------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                        (0.67)          (1.42)          (1.42)         (0.77)          (1.42)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                    69              69              69             69              69
--------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000) ($)                   163,502         532,082         80,232          9,171          13,368

(a) Class E and Class F shares were collapsed into Class G and Class H shares, on February 28, 2000, which were then redesignated Class E and Class F shares, respectively.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


 THE FUND

                                                                                 Year ended October 31,
                                                                                          1999

                                                     Class A     Class B    Class C   Class E(a) Class F(b) Class G(a)  Class H (b)
 Net asset value -
 Beginning of period ($)                               13.390     13.200      13.200     13.360     13.210     13.380     13.210
------------------------------------------------------------------------------------------------------------------------------------
                                                      (0.034)     (0.151)    (0.152)    (0.050)    (0.151)    (0.050)     (0.151)
 INCOME FROM INVESTMENT OPERATIONS ($):
 Net investment loss (c)
------------------------------------------------------------------------------------------------------------------------------------
 Net realized and unrealized gain                      3.834       3.771      3.772      3.830      3.711      3.840       3.771
------------------------------------------------------------------------------------------------------------------------------------
 Total from Investment Operations                      3.800       3.620      3.620      3.780      3.560      3.790       3.620
------------------------------------------------------------------------------------------------------------------------------------
 Net asset value -                                     17.190     16.820      16.820     17.140     16.770     17.170     16.830
 End of period ($)
------------------------------------------------------------------------------------------------------------------------------------
 Total return (%) (d)                                  28.38       27.42      27.42      28.29      26.95      28.33       27.40
------------------------------------------------------------------------------------------------------------------------------------
                                                        1.64       2.39        2.39       1.74       2.39       1.74       2.39
 RATIOS TO AVERAGE NET ASSETS (%):
 Expenses (e)
------------------------------------------------------------------------------------------------------------------------------------
 Net investment income (loss) (e)                      (0.21)     (0.96)      (0.96)     (0.31)     (0.96)     (0.31)     (0.96)
------------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover (%)                                  80         80          80         80         80         80         80
------------------------------------------------------------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                 97,531     303,726     46,869     1,089      2,025      6,427       8,122


(a) Effective February 28, 2000, Class E shares merged into Class G shares and Class G shares were redesignated Class E shares.

(b) Effective February 28, 2000, Class F shares merged into Class H shares and Class H shares were redesignated Class F shares.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


THE FUND
                                                                              Year ended October 31,
                                                                                       1998

                                                  Class A    Class B     Class C     Class E     Class F     Class G     Class H
Net asset value -
Beginning of period ($)                           12.040      11.960     11.960      12.020      11.970      12.040      11.960
-----------------------------------------------------------------------------------------------------------------------------------
                                                   0.029     (0.069)     (0.069)      0.016      (0.069)      0.016      (0.069)
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (a)(b)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                   1.321      1.309       1.309       1.324       1.309       1.324       1.319
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                   1.350      1.240       1.240       1.340       1.240       1.340       1.250
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -                                 13.390      13.200     13.200      13.360      13.210      13.380      13.210
End of period ($)
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (c)(d)                            11.21      10.37       10.37       11.15       10.36       11.13       10.45
-----------------------------------------------------------------------------------------------------------------------------------
                                                   1.56        2.31       2.31        1.66        2.31        1.66        2.31
RATIOS TO AVERAGE NET ASSETS (%):
Expenses (e)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (e)                   0.22       (0.53)     (0.53)       0.12       (0.53)       0.12       (0.53)
-----------------------------------------------------------------------------------------------------------------------------------
Fees and expenses waived or borne by
the Advisor/Administrator (e)                      0.12        0.12       0.12        0.12        0.12        0.12        0.12
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover  (%)                             91          91         91          91          91          91          91
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000) ($)             45,472     124,829     18,786        680        1,105       3,359       3,887

 (a)  Net of fees and expenses waived
      or borne by the
      Advisor/Administrator which
      amounted to ($):                              0.016      0.016       0.016       0.016       0.016       0.016       0.016

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(d) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

FINANCIAL HIGHLIGHTS


THE FUND

                                                                               Period ended October 31,
                                                                                       1997 (b)

                                                    Class A     Class B   Class C(c)   Class E    Class F    Class G     Class H
Net asset value -
Beginning of period ($)                              10.080     10.080      10.080     10.080      10.080     10.080     10.080
-----------------------------------------------------------------------------------------------------------------------------------
                                                     0.040      (0.032)    (0.032)      0.030     (0.032)     0.030      (0.032)
INCOME FROM INVESTMENT OPERATIONS ($):
Net investment income (loss) (a)(d)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain                     1.920       1.912      1.912       1.910      1.922      1.930       1.912
-----------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                     1.960       1.880      1.880       1.940      1.890      1.960       1.880
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value -                                    12.040     11.960      11.960     12.020      11.970     12.040     11.960
End of period ($)
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%) (e)(f)(g)                           19.44       18.65      18.65       19.25      18.75      19.44       18.65
-----------------------------------------------------------------------------------------------------------------------------------
                                                      1.50       2.25        2.25       1.60        2.25       1.60       2.25
RATIOS TO AVERAGE NET ASSETS (%):
Expenses (h)(i)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (h)(i)                   0.39      (0.36)      (0.36)      0.29       (0.36)      0.29      (0.36)
-----------------------------------------------------------------------------------------------------------------------------------
Fees and expenses waived or borne by
the Advisor/Administrator (h)(i)                      0.98       0.98        0.98       0.98        0.98       0.98       0.98
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%) (g)                             51         51          51         51          51         51         51
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000) ($)                17,142     38,452      5,923        346        421       1,288       1,156

 (a) Net of fees and expenses waived
     or borne by the
     Advisor/Administrator which
     amounted to ($):                                0.096       0.096      0.096       0.096      0.096      0.096       0.096

(b) The Fund commenced investment operations on December 16, 1996. The activity shown is from the effective date of registration (December 30, 1996) with the Securities and Exchange Commission.

(c)  Effective July 1, 1997, Class D shares were redesignated Class C shares.

(d) Per share data was calculated using average shares outstanding during the period.

(e) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(f) Had the Advisor/Administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(g)  Not annualized.

(h) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(i)  Annualized.

NOTES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I: 811-2214
- Liberty Tax-Managed Growth Fund




                           [LIBERTY FUNDS LOGO]


Job Code

LIBERTY TAX-MANAGED GROWTH FUND   PROSPECTUS, MARCH 1, 2002



CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated




Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.



TABLE OF CONTENTS

THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goals ........................................................      2
Principal Investment Strategies .........................................      2
Principal Investment Risks ..............................................      3
Performance History .....................................................      4
Your Expenses ...........................................................      5

YOUR ACCOUNT                                                                   6
--------------------------------------------------------------------------------
How to Buy Shares .......................................................      6
Eligible Investors ......................................................      7
Sales Charges ...........................................................      8
How to Exchange Shares ..................................................      8
How to Sell Shares ......................................................      8
Fund Policy on Trading of Fund Shares ...................................     10
Other Information About Your Account ....................................     10

MANAGING THE FUND                                                             13
--------------------------------------------------------------------------------
Investment Advisor ......................................................     13
Investment Sub-Advisor ..................................................     13
Portfolio Managers ......................................................     14

FINANCIAL HIGHLIGHTS                                                          15
--------------------------------------------------------------------------------

---------------------------
Not FDIC   May Lose Value
          -----------------
Insured   No Bank Guarantee
---------------------------

THE FUND
--------------------------------------------------------------------------------


UNDERSTANDING TAX-MANAGED INVESTING

In managing the Fund, the sub-advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.



INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the Fund's investment sub-advisor uses fundamental research analysis and valuation techniques.


At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large-cap; mid-cap; or small capitalization (small-cap). In defining a company's market capitalization, the sub-advisor uses capitalization-based categories that are based in part on those of Standard & Poor's Index Services. All market capitalizations are determined at the time of purchase.



Large Capitalization. Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is represented in the Standard & Poor's 500 Index is considered a large-cap stock.



Middle Capitalization. Mid-cap stocks are stocks with market capitalizations between $1 billion and the capitalization of the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($X.X billion as of December 31,
2001). In addition, any stock that is represented in the S&P MidCap Index is considered a mid-cap stock.



Small Capitalization. Small-cap stocks are stocks with market capitalizations equal to or less than the capitalization of the largest stock in the Standard & Poor's SmallCap 600 Index ($X.X billion as of December 31, 2001).

THE FUND



PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Management risk means that the sub-advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.



The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.



Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND



UNDERSTANDING PERFORMANCE


CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.



AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods. They include the effects of Fund expenses.(1)


The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.



PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.



CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
--------------------------------------------------------------------------------

[BAR CHART]


YEAR
1997          24.40%
1998          21.46%
1999          28.08%
2000         -15.10%
2001



For period shown in bar chart:
Best quarter: 4th quarter 1998, +21.07%
Worst quarter: 4th quarter 2000, -13.64%

THE FUND




After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------


                                                               LIFE OF THE
                                      1 YEAR      5 YEARS         FUND
Class Z (%)
  Return Before Taxes                                (1)           (1)
  Return After Taxes on
    Distributions                                    (1)           (1)
  Return After Taxes on
   Distributions and Sale
   of Fund Shares                                    (1)           (1)
--------------------------------------------------------------------------------
S&P Index (%)                                                      (2)



(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on December 30, 1996, and Class Z shares were initially offered on January 11, 1999.


(2)  Performance information is from December 31, 1996.

THE FUND



UNDERSTANDING EXPENSES


ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.


EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain the same

- Assumes reinvestment of all dividends and distributions



YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                               0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on
redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)                         0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                                            (4)


ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fee(5) (%)                                                 0.85
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                             0.00
--------------------------------------------------------------------------------
Other expenses (%)
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)


EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
                     $            $            $           $



(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

(5)  The Fund pays a management fee of 0.60% and an administration fee of 0.25%.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD                  INSTRUCTIONS

Through your            Your financial advisor can help you establish your
financial advisor       account and buy Fund shares on your behalf. To receive
                        the current trading day's price, your financial advisor
                        firm must receive your request prior to the close of the
                        New York Stock Exchange (NYSE), usually 4:00 p.m.
                        Eastern time. Your financial advisor may charge you fees
                        for executing the purchase for you.
--------------------------------------------------------------------------------
By check                For new accounts send a completed application and check
(new account)           made payable to the Fund to the transfer agent, Liberty
                        Funds Services, Inc., P.O. Box 1722, Boston, MA
                        02105-1722.
--------------------------------------------------------------------------------
By check                For existing accounts fill out and return the additional
(existing account)      investment stub included in your quarterly statement, or
                        send a letter of instruction including your Fund name
                        and account number with a check made payable to the Fund
                        to Liberty Funds Services, Inc., P.O. Box 1722, Boston,
                        MA 02105-1722.
--------------------------------------------------------------------------------
By exchange             You or your financial advisor may acquire shares for
                        your account by exchanging shares you own in one fund
                        for shares of the same class or Class A of the Fund at
                        no additional cost. There may be an additional charge if
                        exchanging from a money market fund. To exchange by
                        telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire                 You may purchase shares by wiring money from your bank
                        account to your Fund account. To wire funds to your Fund
                        account, call 1-800-422-3737 to obtain a control number
                        and the wiring instructions.
--------------------------------------------------------------------------------
By electronic           You may purchase shares by electronically transferring
funds transfer          money from your bank account to your Fund account by
                        calling 1-800-422-3737. An electronic funds transfer may
                        take up to two business days to settle and be considered
                        in "good form." You must set up this feature prior to
                        your telephone request. Be sure to complete the
                        appropriate section of the application.
--------------------------------------------------------------------------------
Automatic               You can make monthly or quarterly investments
investment plan         automatically from your bank account to your Fund
                        account. You can select a pre-authorized amount to be
                        sent via electronic funds transfer. Be sure to complete
                        the appropriate section of the application for this
                        feature.
--------------------------------------------------------------------------------
Automated dollar        You can purchase shares for your account by exchanging
cost averaging          $100 or more each month from another fund for shares of
                        the same class of the Fund at no additional cost. You
                        must have a current balance of at least $5,000 in the
                        fund the money is coming from. The designated amount
                        will be exchanged on the third Tuesday of each month.
                        Exchanges will continue so long as your fund balance is
                        sufficient to complete the transfers. You may terminate
                        your program or change the amount of the exchange
                        (subject to the $100 minimum) by calling 1-800-422-3737.
                        Be sure to complete the appropriate section of the
                        account application for this feature.
--------------------------------------------------------------------------------
By dividend             You may automatically invest dividends distributed by
diversification         another fund into the same class of shares of the Fund
                        at no additional sales charge. To invest your dividends
                        in another fund, call 1-800-345-6611.

YOUR ACCOUNT



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and


- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to own shares of any fund distributed by Liberty Funds Distributor, Inc.


$100,000 minimum initial investment

- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

- any insurance company, trust company or bank purchasing shares for its own account;

-     any endowment, investment company or foundation; and

- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment


- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer; and



- any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover.

YOUR ACCOUNT



CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers five additional classes of shares -- Class A, B, C, E and F shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Class E and F shares are designed for persons who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.



The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.



HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT



OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD                      INSTRUCTIONS

Through your            You may call your financial advisor to place your sell
financial advisor       order. To receive the current trading day's price, your
                        financial advisor firm must receive your request prior
                        to the close of regular trading on the NYSE, usually
                        4:00 p.m. Eastern time. Your financial advisor may
                        charge you fees for executing a redemption for you.
--------------------------------------------------------------------------------
By exchange             You or your financial advisor may sell shares by
                        exchanging from the Fund into Class Z shares or Class A
                        shares of another fund at no additional cost. To
                        exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By telephone            You or your financial advisor may sell shares by
                        telephone and request that a check be sent to your
                        address of record by calling 1-800-422-3737, unless you
                        have notified the Fund of an address change within the
                        previous 30 days. The dollar limit for telephone sales
                        is $100,000 in a 30-day period. You do not need to set
                        up this feature in advance of your call. Certain
                        restrictions apply to retirement accounts. For details,
                        call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                 You may send a signed letter of instruction to the
                        address below. In your letter of instruction, note the
                        Fund's name, share class, account number, and the dollar
                        value or number of shares you wish to sell. All account
                        owners must sign the letter, and signatures must be
                        guaranteed by either a bank, a member firm of a national
                        stock exchange or another eligible guarantor
                        institution. Additional documentation is required for
                        sales by corporations, agents, fiduciaries, surviving
                        joint owners and individual retirement account owners.
                        For details, call 1-800-345-6611.

                        Mail your letter of instruction to Liberty Funds
                        Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By wire                 You may sell shares and request that the proceeds be
                        wired to your bank. You must set up this feature prior
                        to your telephone request. Be sure to complete the
                        appropriate section of the account application for this
                        feature.
--------------------------------------------------------------------------------
By systematic           You may automatically sell a specified dollar amount or
withdrawal plan         percentage of your account on a monthly, quarterly or
                        semi-annual basis and have the proceeds sent to you if
                        your account balance is at least $5,000. All dividend
                        and capital gains distributions must be reinvested. Be
                        sure to complete the appropriate section of the account
                        application for this feature.
--------------------------------------------------------------------------------
By electronic           You may sell shares and request that the proceeds be
funds transfer          electronically transferred to your bank. Proceeds may
                        take up to two business days to be received by your
                        bank. You must set up this feature prior to your
                        request. Be sure to complete the appropriate section of
                        the account application for this feature.

YOUR ACCOUNT



FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT



UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.





DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:



TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------


Dividends         Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains     Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.



DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

- send the check to your address of record
- send the check to a third party address
- transfer the money to your bank via electronic funds transfer



Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT




TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may also be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------



INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe has been an investment advisor since 1932. As of January 31, 2002, Stein Roe managed over $xx billion in assets.



Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group LLC (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of FleetBoston Financial Corporation.



For the 2001 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to x.xx% of average daily net assets of the Fund.



Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.



INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------


Stein Roe Investment Counsel LLC (SRIC), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment sub-advisor. SRIC is a registered investment advisor and has sub-advised the Fund since January, 2001. In its duties as investment sub-advisor, SRIC runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.



Under the sub-advisory agreement, Stein Roe pays SRIC a sub-advisory fee. The Fund does not pay any fees directly to SRIC. For more information about the sub-advisory fees see the caption "Fund Charges and Expenses" in the Statement of Additional Information. SRIC has been an investment advisor since 2000. As of January 31, 2002, SRIC managed over $x.xx billion in assets.



PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Fund is managed by a team of investment professionals assigned to it by SRIC. No single individual has primary management responsibility over the Fund's portfolio securities.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the fiscal years since inception of Class Z, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.



THE FUND
--------------------------------------------------------------------------------

                                                                      Period
                                                                       ended
                                           Year ended October 31,   October 31,
                                             2001         2000          1999
                                            Class Z      Class Z     Class Z(a)

 Net asset value  --
 Beginning of period ($)                                  17.230       15.560
--------------------------------------------------------------------------------

 INCOME FROM INVESTMENT OPERATIONS ($):

 Net investment loss(b)                                   (0.076)     (0.016)
--------------------------------------------------------------------------------
 Net realized and unrealized gain                          1.306       1.686
--------------------------------------------------------------------------------
 Total from Investment Operations                          1.230       1.670
--------------------------------------------------------------------------------
 Net asset value  --
 End of period ($)                                        18.460       17.230
--------------------------------------------------------------------------------
 Total return (%)(c)                                       7.14        10.73(d)
--------------------------------------------------------------------------------

 RATIOS TO AVERAGE NET ASSETS (%):

 Expenses(e)                                               1.19         0.79(f)
--------------------------------------------------------------------------------
 Net investment income (loss)(e)                          (0.42)       (0.13)(f)
--------------------------------------------------------------------------------
 Portfolio turnover (%)                                     69           80
--------------------------------------------------------------------------------
 Net assets at end of period (000) ($)                     1,941         1


(a)  Class Z shares were initially offered on January 11, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(f)  Annualized.

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I:  811-2214

- Liberty Tax-Managed Growth Fund




                           [LIBERTY FUNDS LETTERHEAD]


Job Code

LIBERTY TAX-MANAGED GROWTH FUND II                PROSPECTUS, MARCH 1, 2002
--------------------------------------------------------------------------------


CLASS A, B AND C SHARES

Advised by Stein Roe & Farnham Incorporated



Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


TABLE OF CONTENTS



THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goals ........................................................    2

Principal Investment Strategies .........................................    2

Principal Investment Risks ..............................................    3

Performance History .....................................................    3

Your Expenses ...........................................................    4

YOUR ACCOUNT                                                                 5
--------------------------------------------------------------------------------

How to Buy Shares .......................................................    5

Sales Charges ...........................................................    6

How to Exchange Shares ..................................................   10

How to Sell Shares ......................................................   10

Fund Policy on Trading of Fund Shares ...................................   12

Distribution and Service Fees 12

Other Information About Your Account ....................................   13

MANAGING THE FUND                                                          16
------------------------------------------------------------------------------

Investment Advisor ......................................................  16

Investment Sub-Advisor ..................................................  16

Portfolio Managers ......................................................  17

FINANCIAL HIGHLIGHTS                                                       18
--------------------------------------------------------------------------------


--------------------------------
NOT FDIC      May Lose Value
INSURED       -----------------
              No Bank Guarantee
--------------------------------

THE FUND
--------------------------------------------------------------------------------

UNDERSTANDING
TAX-MANAGED INVESTING

In managing the Fund, the sub-advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.


INVESTMENT GOALS
------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.


PRINCIPAL INVESTMENT STRATEGIES
------------------------------------------------------------------------------

The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the Fund's investment sub-advisor uses fundamental research analysis and valuation techniques.

At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has issued and outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large-cap); middle capitalization (mid-cap); or small capitalization (small-cap). In defining a company's market capitalization, the advisor uses capitalization-based categories that are based in part on those of Standard & Poor's Index Services. All market capitalizations are determined at the time of purchase.



Large Capitalization. Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that represented in the Standard & Poor's 500 Index is considered a large-cap stock.



Middle Capitalization. Mid-cap stocks are stocks with market capitalizations between $1 billion and the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($X.X billion as of December 31, 2001). In addition, any stock that is represented in the S&P MidCap Index is considered a mid-cap stock.



Small Capitalization. Small-cap stocks are stocks with market capitalizations equal to or less than the capitalization of the Standard & Poor's SmallCap 600 Index (less than $X.X billion as of December 31, 2001).

THE FUND


PRINCIPAL INVESTMENT RISKS
------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Management risk means that the sub-advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with similar funds.



The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.



Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; and possible seizure, expropriation or nationalization of the company or its assets; and imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


UNDERSTANDING PERFORMANCE



Calendar year total returns show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



Average annual total returns are a measure of the Fund's average performance over the past one-year and the life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.



The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.




PERFORMANCE HISTORY

------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.






CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------




Year








2001



For period shown in bar chart:



Best quarter: ___ quarter ____, +__.__%



Worst quarter: ___ quarter ____, -__.__%

THE FUND


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.





AVERAGE ANNUAL TOTAL RETURNS - FOR PERIODS ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------



                                                                       Life of the
                                  Inception Date        1 Year            Fund
Class A (%)                          __/__/__
    Return Before Taxes                                 __.__             __.__
    Return After Taxes on
       Distributions                                    __.__             __.__
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                                   __.__             __.__
--------------------------------------------------------------------------------
Class B (%)                          __/__/__           __.__              __.__
    Return Before Taxes
    Return After Taxes on
       Distributions                                    __.__              __.__
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                                   __.__              __.__
--------------------------------------------------------------------------------
Class C (%)                          __/__/__
    Return Before Taxes                                 __.__              __.__
    Return After Taxes on
       Distributions                                    __.__              __.__
    Return After Taxes on
       Distributions and Sale
       of Fund Shares                                   __.__              __.__
--------------------------------------------------------------------------------
S&P Index (%)                           N/A             __.__            __.__(1)
--------------------------------------------------------------------------------






(1)      Performance information is from ________, 19__.

THE FUND

UNDERSTANDING EXPENSES

SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

ANNUAL FUND OPERATING EXPENSES are deducted from the Fund. They include management and administration fees, 12b-1 fees and administrative costs including pricing and custody services.

EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

- $10,000 initial investment

- 5% total return for each year

- Fund operating expenses remain
  the same

- Assumes reinvestment of all dividends and distributions

- Assumes Class B shares convert to Class A shares after eight years

YOUR EXPENSES
------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.


SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


                                     CLASS A             CLASS B          CLASS C
Maximum sales charge (load) on
purchases (%)
(as a percentage of the offering
price)                                 5.75               0.00            0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (%) (as a
percentage of the
lesser of purchase price or
redemption price)                      1.00(3)            5.00            1.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a
percentage of
amount redeemed, if applicable)          (4)                (4)             (4)




ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------




                                     CLASS A             CLASS B      CLASS C
Management fee (5)(%)                1.00                1.00         1.00
--------------------------------------------------------------------------------
Distribution and service (12b-1)
fees (%)                             0.25                1.00         1.00
--------------------------------------------------------------------------------
Other expenses (6)(%)
--------------------------------------------------------------------------------
Total annual fund operating
 expenses (6) (%)





EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------



CLASS                                 1 YEAR    3 YEARS     5 Years   10 Years

Class A
--------------------------------------------------------------------------------
Class B:   did not sell your shares

           sold all your shares at
           the end of the period
--------------------------------------------------------------------------------
Class C:   did not sell your shares

           sold all your shares at
           the end of the period




(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(3)      There is a $7.50 charge for wiring sale proceeds to your bank.

(4) The Fund pays a management fee of 0.80% and an administration fee of 0.20%.

(5) The Fund's advisor has agreed to bear the Fund's expenses such that "Other expenses" do not exceed 0.25% of the first $100 million of average net assets and 0.50% of average net assets over $100 million annually. As a result the actual "Other expenses" for each share class would be 0.25% and total annual fund operating expenses for Class A, B and C shares would be 1.50%, 2.25% and 2.25%, respectively. The advisor will be able to recuperate expense reimbursement payments made to the Fund during the first three years that the Fund's shares were offered for sale. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the advisor computed and paid monthly, with a limitation that immediately after such payment the Fund's "Other expenses" will not exceed 0.25% of the first $100 million of average net assets and 0.50% of average net assets over $100 million annually. This arrangement may be modified or terminated at an earlier date by the advisor.

YOUR ACCOUNT
--------------------------------------------------------------------------------

INVESTMENT MINIMUMS

Initial Investment ................................................      $1,000

Subsequent Investments ............................................         $50

Automatic Investment Plan* ........................................         $50

Retirement Plan* ..................................................         $25


* The initial investment minimum of $1,000 is waived on these plans.


The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



HOW TO BUY SHARES
------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------


METHOD              INSTRUCTIONS
Through your        Your financial advisor can help you establish your account
financial           and buy Fund shares on your behalf. To receive the current
advisor             trading day's price, your financial advisor firm must
                    receive your request prior to the close of the New York
                    Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the
                    purchase for you.
--------------------------------------------------------------------------------
By check            For new accounts, send a completed application and check
(new account)       made payable to the Fund to the transfer agent, Liberty
                    Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check            For existing accounts, fill out and return the additional
(existing           investment stub included in your quarterly statement, or
account)            send a letter of instruction including your Fund name and
                    account number with a check made payable to the Fund to
                    Liberty Funds Services, Inc., P.O. Box 1722, Boston, MA
                    02105-1722.
--------------------------------------------------------------------------------
By exchange         You or your financial advisor may acquire shares for your
                    account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money
                    market fund. To exchange by telephone, call 1-800-422-3737.
--------------------------------------------------------------------------------
By wire             You may purchase shares by wiring money from your bank
                    account to your Fund account. To wire funds to your Fund
                    account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
--------------------------------------------------------------------------------
By                  You may purchase shares by electronically transferring money
electronic          from your bank account to your Fund account by calling
funds               1-800-422-3737. An electronic funds transfer may take up to
transfer            two business days to settle and be considered in "good
                    form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic           You can make monthly or quarterly investments automatically
investment          from your bank account to your Fund account. You can select
plan                a pre-authorized amount to be sent via electronic funds
                    transfer. Be sure to complete the appropriate section of the application for this feature.
--------------------------------------------------------------------------------
Automated          You can purchase shares for your account by exchanging $100
dollar cost        or more each month from another fund for shares of the same
averaging          class of the Fund at no additional cost. You must have a
                   current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the
                    transfers. You may terminate your program or change the
                    amount of the exchange (subject to the $100 minimum) by
                    calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By dividend         You may automatically invest dividends distributed by
diversification     another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers three classes of shares in this prospectus - Class A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor firm does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you.

The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.



SALES CHARGES
------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund. These sales charges are described below. In certain circumstances, the sales charges are waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares are made at the public offering price. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is the commission paid to the financial advisor firm on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.



CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                                      % OF OFFERING
                                                                                          PRICE
                                                    AS A % OF THE       AS A %         RETAINED BY
                                                       PUBLIC           OF YOUR         FINANCIAL
AMOUNT OF PURCHASE                                 OFFERING PRICE     INVESTMENT       ADVISOR FIRM
Less than $50,000                                       5.75             6.10              5.00
---------------------------------------------------------------------------------------------------
$50,000 to less than $100,000                           4.50             4.71              3.75
---------------------------------------------------------------------------------------------------
$100,000 to less than $250,000                          3.50             3.63              2.75
---------------------------------------------------------------------------------------------------
$250,000 to less than $500,000                          2.50             2.56              2.00
---------------------------------------------------------------------------------------------------
$500,000 to less than $1,000,000                        2.00             2.04              1.75
---------------------------------------------------------------------------------------------------
$1,000,000 or more                                      0.00             0.00              0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

YOUR ACCOUNT



UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest. This policy helps reduce and possibly eliminate the potential impact of the CDSC.



For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:



PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                                      COMMISSION %
First $3 million                                                          1.00
--------------------------------------------------------------------------------
$3 million to less than $5 million                                        0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                       0.50
--------------------------------------------------------------------------------
$25 million or more                                                       0.25


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.


REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to the elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor firm an up-front commission on sales of Class B shares as describedin the charts below.

YOUR ACCOUNT


PURCHASES OF LESS THAN $250,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------



                                                                    % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        5.00
------------------------------------------------------------------------------------
Through second year                                                       4.00
------------------------------------------------------------------------------------
Through third year                                                        3.00
------------------------------------------------------------------------------------
Through fourth year                                                       3.00
------------------------------------------------------------------------------------
Through fifth year                                                        2.00
------------------------------------------------------------------------------------
Through sixth year                                                        1.00
------------------------------------------------------------------------------------
Longer than six years                                                     0.00



Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares occurs eight years after purchase.



You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisor firms are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating firms, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating firms, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:


CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                                     % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                        SHARES ARE SOLD
Through first year                                                        3.00
------------------------------------------------------------------------------------
Through second year                                                       2.00
------------------------------------------------------------------------------------
Through third year                                                        1.00
------------------------------------------------------------------------------------
Longer than three years                                                   0.00


Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares occurs four years after purchase.

YOUR ACCOUNT

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:



CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                           % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                              SHARES ARE SOLD

Through first year                                              3.00
--------------------------------------------------------------------------------
Through second year                                             2.00
--------------------------------------------------------------------------------
Through third year                                              1.00


Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares occurs three years after purchase.



If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor which does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, to exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a fund or financial advisor which does not, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be in accordance with the higher CDSC and longer holding period of the non-participating fund or financial advisor.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor firm an up-front commission of 1.00% on sales of Class C shares.






CLASS C SALES CHARGES
--------------------------------------------------------------------------------


YEARS AFTER PURCHASE                           % DEDUCTED WHEN SHARES ARE SOLD
Through first year                                          1.00
--------------------------------------------------------------------------------
Longer than one year                                        0.00

YOUR ACCOUNT


HOW TO EXCHANGE SHARES
------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.



HOW TO SELL SHARES
------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

YOUR ACCOUNT

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------


METHOD              INSTRUCTIONS
Through your        You may call your financial advisor to place your sell
financial           order. To receive the current advisor trading day's price,
advisor             your financial firm must receive your request prior to the close of regular trading on the NYSE, usually 4:00 p.m.
                    Eastern time. Your financial advisor may charge you fees for executing the purchase for you.

--------------------------------------------------------------------------------
By exchange         You or your financial advisor may sell shares by exchanging from the Fund into the same share class of another fund at no additional cost. To exchange by telephone, call
                    1-800-422-3737.

--------------------------------------------------------------------------------
By telephone        You or your financial advisor may sell shares by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-day period.
                    You do not need to set up this feature in advance of your
                    call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.

--------------------------------------------------------------------------------
By mail             You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the
                    address below. In your letter of instruction, note the
                    Fund's name, share class, account number, and the dollar
                    value or number of shares you wish to sell. All account
                    owners must sign the letter, and signatures must be
                    guaranteed by either a bank, a member firm of a national
                    stock exchange or another eligible guarantor institution.
                    Additional documentation is required for sales by
                    corporations, agents, fiduciaries, surviving joint owners
                    and individual retirement account owners. For details, call
                    1-800-345-6611. Mail your letter of instruction to Liberty
                    Funds Services, Inc., P.O. Box 1722, Boston, MA 02105-1722.

--------------------------------------------------------------------------------
By wire             You may sell shares and request that the proceeds be wired to your bank. You must set up this feature prior to your
                    telephone request. Be sure to complete the appropriate
                    section of the account application for this feature.

--------------------------------------------------------------------------------
By  systematic      You may automatically sell a specified dollar amount or
withdrawal          percentage of your account on a monthly, quarterly or
plan                semi-annual basis and have the proceeds sent to you if your account balance is at least $5,000. This feature is not
                    available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested.
                    Be sure to complete the appropriate section of the account application for this feature.
--------------------------------------------------------------------------------
By electronic       You may sell shares and request that the proceeds be
funds               electronically transferred to your bank. Proceeds may take
transfer            up to two business days to be received by your bank. You
                    must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT


FUND POLICY ON TRADING OF FUND SHARES
------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



DISTRIBUTION AND SERVICE FEES
------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay the Fund's distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.75% for each of Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account; Sales Charges" for the conversion schedule applicable to Class B shares.

YOUR ACCOUNT


OTHER INFORMATION ABOUT YOUR ACCOUNT
------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class B and C shares. Certificates will be issued for Class A shares only if requested. If you decide to hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS


The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.





DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends                Represents interest and dividends earned from
                         securities held by the Fund, net of expenses incurred
                         by the Fund.
--------------------------------------------------------------------------------
Capital                  gains Represents net long-term capital gains on sales
                         of securities held for more than 12 months and net
                         short-term capital gains, which are gains on sales of
                         securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.





DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-   send the check to your address of record

-   send the check to a third party address

-   transfer the money to your bank via electronic funds transfer




Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT




TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
------------------------------------------------------------------------------


INVESTMENT ADVISOR
------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe has been an investment advisor since 1932. As of January 31, 2002, Stein Roe managed over $xx billion in assets.



Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group LLC (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of FleetBoston Financial Corporation.



For the 2001 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to x.xx% of average daily net assets of the Fund.



Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.



INVESTMENT SUB-ADVISOR
------------------------------------------------------------------------------


Stein Roe Investment Counsel LLC (SRIC), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment sub-advisor. SRIC is a registered investment advisor and has sub-advised the Fund since January, 2001. In its duties as investment sub-advisor, SRIC runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.



Under the sub-advisory agreement, Stein Roe pays SRIC a sub-advisory fee. The Fund does not pay any fees directly to SRIC. For more information about the sub-advisory fees see the caption "Fund Charges and Expenses" in the Statement of Additional Information. SRIC has been an investment advisor since 2000. As of January 31, 2002, SRIC managed over $X.XX billion in assets.



PORTFOLIO MANAGERS
------------------------------------------------------------------------------
The Fund is managed by a team of investment professionals assigned to it by SRIC. No single individual has primary management responsibility over the Fund's portfolio securities.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the Fund's fiscal years since inception which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


THE FUND

                                                            Year ended October 31,                Period ended October 31,
                                                                    2001                                  2000(b)

                                                        Class A    Class B     Class C       Class A        Class B      Class C
  Net asset value --
  Beginning of period ($)                                                                    12.000          12.000        12.000
-----------------------------------------------------------------------------------------------------------------------------------

  INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss (a)(c)                                                                 (0.065)         (0.123)       (0.123)
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss                                                           (0.385)         (0.367)       (0.377)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                                           (0.450)         (0.490)       (0.500)
-----------------------------------------------------------------------------------------------------------------------------------
  Net asset value --
  End of period ($)                                                                          11.550          11.510        11.500
-----------------------------------------------------------------------------------------------------------------------------------
  Total return (%) (d)(e)(f)                                                                  (3.75)          (4.08)        (4.17)
-----------------------------------------------------------------------------------------------------------------------------------
  RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (g)(h)                                                                              1.50            2.25          2.25
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income (g)(h)                                                                (0.84)          (1.59)        (1.59)
-----------------------------------------------------------------------------------------------------------------------------------
  Fees and expenses waived or
  borne by the Advisor/Administrator (g)(h)                                                    0.62            0.62          0.62
-----------------------------------------------------------------------------------------------------------------------------------
  Portfolio turnover (%) (e)                                                                     32              32            32
-----------------------------------------------------------------------------------------------------------------------------------
  Net assets at end of
  period (000) ($)                                                                            6,769          50,859         5,801

  (a)  Net of fees and expenses waived or
         borne by the Advisor/Administrator which
         amounted to ($):                                                                     0.048           0.048         0.048



(b)      The Fund commenced investment operations on March 7, 2000.

(c) Per share data was calculated using average shares outstanding during the period.

(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(e)      Not annualized.

(f) Had the Advisor/Administrator not reimbursed a portion of expenses, total return would have been reduced.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)      Annualized.

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I: 811-2214
- Liberty Tax-Managed Growth Fund II



                              [LIBERTY LETTERHEAD]



Job Code

LIBERTY TAX-MANAGED GROWTH FUND II              Prospectus, March 1, 2002
-------------------------------------------------------------------------





CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated






Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS


THE FUND                                                                       2
--------------------------------------------------------------------------------

Investment Goals ...........................................................   2

Principal Investment Strategies ............................................   2

Principal Investment Risks. ................................................   3

Performance History ........................................................   3

Your Expenses ..............................................................   4

YOUR ACCOUNT                                                                   5
--------------------------------------------------------------------------------

How to Buy Shares ..........................................................   5

Eligible Investors .........................................................   6

Sales Charges ..............................................................   7

How to Exchange Shares .....................................................   7

How to Sell Shares..........................................................   7

Fund Policy on Trading of Fund Shares ......................................   9

Other Information About Your Account .......................................   9

MANAGING THE FUND                                                             12
--------------------------------------------------------------------------------

Investment Advisor .........................................................  12

Investment Sub-Advisor .....................................................  12

Portfolio Managers .........................................................  13

FINANCIAL HIGHLIGHTS .......................................................  14


---------------------------------
Not FDIC        May Lose Value
                -----------------
Insured         No Bank Guarantee
---------------------------------

UNDERSTANDING TAX-MANAGED INVESTING
--------------------------------------------------------------------------------

In managing the Fund, the sub-advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.


THE FUND
--------------------------------------------------------------------------------


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the Fund's investment sub-advisor uses fundamental research analysis and valuation techniques.

At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


Defining Capitalization. A company's market capitalization is simply its stock price multiplied by the number of shares of stock it has outstanding. In the financial markets, companies generally are sorted into one of three capitalization-based categories: large capitalization (large-cap); middle capitalization (mid-cap); or small capitalization (small-cap). In defining a company's market capitalization, the advisor uses capitalization-based categories that are based in part on those of Standard & Poor's Index Services. All market capitalizations are determined at the time of purchase.



Large Capitalization. Large-cap stocks are stocks with market capitalizations greater than $5 billion. In addition, any stock that is represented in of the Standard & Poor's 500 Index is considered a large-cap stock.



Middle Capitalization. Mid-cap stocks are stocks with market capitalizations between $1 billion and the capitalization of the largest stock in the Standard & Poor's MidCap 400 Index (S&P MidCap Index) ($X.X billion as of December 31,
2001). In addition, any stock that is represented in the S&P MidCap Index is considered a mid-cap stock.


Small Capitalization. Small-cap stocks are stocks with market capitalizations equal to or less than the largest stock in the Standard & Poor's SmallCap 600 Index ($2.6 billion as of December 31, 2001).

THE FUND

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Management risk means that the sub-advisor's stock and bond selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably compared with comparable funds.



The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.



Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



Foreign securities are subject to special risks. Foreign stock markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include the following: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the
impact  of  political,  social  or  diplomatic  events;   possible  seizure,
expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

THE FUND


UNDERSTANDING PERFORMANCE
--------------------------------------------------------------------------------


Calendar year total returns show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.



Average annual total returns are a measure of the Fund's average performance over the past one-year and the life of the Fund periods. They include the effects of Fund expenses.(2)



The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees or expenses and are not professionally managed. It is not possible to invest directly in indices.


PERFORMANCE HISTORY

--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual returns for Class Z shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance does not predict the Fund's future performance. Returns and value of an investment will vary, resulting in a gain or a loss on sale.


CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------


For period shown in bar chart:

Best quarter: ___ quarter ____, +__.__%

Worst quarter: ___ quarter ____, -__.__%

THE FUND


After-tax returns are calculated using the historical highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.



AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2001 (1)
--------------------------------------------------------------------------------


                                    INCEPTION                  LIFE OF
                                      DATE        1 YEAR       THE FUND
Class Z (%)
    Return Before Taxes
    Return After Taxes on
        Distributions
    Return After Taxes on
        Distributions and Sale
        of Fund Shares                            __.__         __.__
___________ Index (%)                  N/A        __.__         __.__(3)



(1)   Performance information is from ________, 19__.

UNDERSTANDING EXPENSES

Annual Fund Operating Expenses are deducted from the Fund. They include management and administration fees and administrative costs including pricing and custody services.

Example Expenses help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

-        $10,000 initial investment

-        5% total return for each year

-        Fund operating expenses remain the same

-        Assumes reinvestment of all dividends and distributions

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.



SHAREHOLDER FEES (2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)              0.00
----------------------------------------------------------
Maximum deferred sales charge
(load) on redemptions (%) (as a percentage of the
lesser of purchase price or redemption price)        0.00
----------------------------------------------------------
Redemption fee (%) (as a percentage of
amount redeemed, if applicable)                        (3)



ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fee (4) (%)                                                      1.00
Distribution and service (12b-1) fees (%)                                   0.00
Other expenses (5) (%)
Total annual fund operating expenses (5) (%)



EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


   1 YEAR     3 YEARS     5 YEARS    10 YEARS
     $           $           $          $


(1) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(2)      There is a $7.50 charge for wiring sale proceeds to your bank.

(3) The Fund pays a management fee of 0.80% and an administration fee of 0.20%.

(4) The Fund's advisor has agreed to bear the Fund's expenses such that "Other expenses" do not exceed 0.25% of the first $100 million of average net assets and 0.50% of average net assets over $100 million annually. As a result the actual "Other expenses" for Class Z shares would be 0.25% and total annual fund operating expenses for Class Z would be 1.25%. The advisor will be able to recuperate expense reimbursement payments made to the Fund during the first three years that the Fund's shares were offered for sale. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the advisor computed and paid monthly, with a limitation that immediately after such payment the Fund's "Other expenses" will not exceed 0.25% of the first $100 million of average net assets and 0.50% of average net assets over $100 million annually. This arrangement may be modified or terminated at an earlier date by the advisor.

YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your brokerage firm or your payment has been received and your application is complete, including all necessary signatures.


OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
--------------------------------------------------------------------------------

METHOD                          INSTRUCTIONS


Through your                    Your financial advisor can help you establish
financial advisor               your account and buy Fund shares on your behalf.
                                To receive the current trading day's price, your
                                financial advisor firm must receive your request
                                prior to the close of the New York Stock
                                Exchange (NYSE), usually 4:00 p.m. Eastern time.
                                Your financial advisor may charge you fees for
                                executing the purchase for you.
--------------------------------------------------------------------------------
By check                        For new accounts send a completed application
(new account)                   and check made payable to the Fund to the
                                transfer agent, Liberty Funds Services, Inc.,
                                P.O. Box 1722, Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By check                        For existing accounts fill out and return the
(existing account)              additional investment stub included in your
                                quarterly statement, or send a letter of
                                instruction including your Fund name and account
                                number with a check made payable to the Fund to
                                Liberty Funds Services, Inc., P.O. Box 1722,
                                Boston, MA 02105-1722.
--------------------------------------------------------------------------------
By exchange                     You or your financial advisor may acquire shares
                                for your account by exchanging shares you own in
                                one fund for shares of the same class or Class A
                                of the Fund at no additional cost. There may be
                                an additional charge if exchanging from a money
                                market fund. To exchange by telephone, call
                                1-800-422-3737.
--------------------------------------------------------------------------------
By wire                         You may purchase shares by wiring money
                                from your bank account to your Fund account. To
                                wire funds to your Fund account, call
                                1-800-422-3737 to obtain a control number and
                                the wiring instructions.
--------------------------------------------------------------------------------
By electronic funds             You may purchase shares by electronically
transfer                        transferring money from your bank account to
                                your Fund account by calling 1-800-422-3737. An
                                electronic funds transfer may take up to two
                                business days to settle and be considered in
                                "good form." You must set up this feature prior
                                to your telephone request. Be sure to complete
                                the appropriate section of the application.
--------------------------------------------------------------------------------
Automatic                       You can make monthly or quarterly investments
investment plan                 automatically from your bank account to your
                                Fund account. You can select a pre-authorized
                                amount to be sent via electronic funds transfer.
                                Be sure to complete the appropriate section of
                                the application for this feature.
--------------------------------------------------------------------------------
Automated dollar                You can purchase shares for your account by
cost averaging                  exchanging $100 or more each month from another
                                fund for shares of the same class of the Fund at
                                no additional cost. You must have a current
                                balance of at least $5,000 in the fund the money
                                is coming from. The designated amount will be
                                exchanged on the third Tuesday of each month.
                                Exchanges will continue so long as your fund
                                balance is sufficient to complete the transfers.
                                You may terminate your program or change the
                                amount of the exchange (subject to the $100
                                minimum) by calling 1-800-422-3737. Be sure to
                                complete the appropriate section of the account
                                application for this feature.
--------------------------------------------------------------------------------
By dividend                     You may automatically invest dividends
diversification                 distributed by another fund into the same class
                                of shares of the Fund at no additional sales charge. To invest your dividends in another fund, call 1-800-345-6611.

YOUR ACCOUNT

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. Eligible Investors are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:

$1,000 minimum initial investment

- any shareholder (or family member of such shareholder) who owned shares of any of the funds of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who has since then continued to own shares of any funds distributed by Liberty Funds Distributor, Inc., the Fund's distributor;

- any trustee of Liberty Acorn Trust, any employee of Liberty Wanger Asset Management, L.P., or a member of the family of such trustee or employee; and

- any person or entity listed in the account registration for any account (such as joint owners, trustees, custodians, and designated beneficiaries) that held shares of any of the funds of Liberty Acorn Trust on September 29, 2000 and that has since then continued to hold shares of any fund distributed by Liberty Funds Distributor, Inc.

$100,000 minimum initial investment

- clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee;

- any insurance company, trust company or bank purchasing shares for its own account;

-        any endowment, investment company or foundation; and

- clients of investment advisory affiliates of the distributor provided that the clients meet certain criteria established by the distributor and its affiliates.

No minimum initial investment

- a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third party broker-dealer; and


- any person investing all or part of the proceeds of a distribution, roll over or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or roll over.

YOUR ACCOUNT

CHOOSING A SHARE CLASS

The Fund offers one class of shares in this prospectus -- CLASS Z.

The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your investment advisor can help you decide which class of shares makes the most sense for you. In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

The Fund reserves the right to change the criteria for eligible investors and these investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.



SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Fund share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information see the paragraph "Non-Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

Your Account

OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
--------------------------------------------------------------------------------

METHOD                          INSTRUCTIONS


Through your                    You may call your financial advisor to place
financial advisor               your sell order. To receive the current trading
                                day's price, your financial advisor firm must receive your request prior to the close of regular trading the NYSE, usually 4:00 p.m.
                                Eastern time. Your financial advisor may charge you fees for executing a redemption for you.

--------------------------------------------------------------------------------
By exchange                     You or your financial advisor may sell
                                shares by exchanging from the Fund into Class Z
                                shares or Class A shares of another fund at no
                                additional cost. To exchange by telephone, call
                                1-800-422-3737.
--------------------------------------------------------------------------------
By telephone                    You or your financial advisor may sell shares by
                                telephone and request that a check be sent to
                                your address of record by calling
                                1-800-422-3737, unless you have notified the
                                Fund of an address change within the previous 30
                                days. The dollar limit for telephone sales is
                                $100,000 in a 30-day period. You do not need to
                                set up this feature in advance of your call.
                                Certain restrictions apply to retirement
                                accounts. For details, call 1-800-345-6611.
--------------------------------------------------------------------------------
By mail                         You may send a signed letter of instruction to
                                the address below. In your letter of
                                instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-345-6611.

                                Mail your letter of instruction to Liberty Funds
                                Services, Inc., P.O. Box 1722, Boston, MA
                                02105-1722.
--------------------------------------------------------------------------------
By wire                         You may sell shares and request that the
                                proceeds be wired to your bank. You must set up
                                this feature prior to your telephone request. Be
                                sure to complete the appropriate section of the
                                account application for this feature.
--------------------------------------------------------------------------------
By systematic                   You may automatically sell a specified dollar
withdrawal plan                 amount or percentage of your account on a
                                monthly, quarterly or semi-annual basis and have
                                the proceeds sent to you if your account balance
                                is at least $5,000. All dividend and capital
                                gains distributions must be reinvested. Be sure
                                to complete the appropriate section of the
                                account application for this feature.
--------------------------------------------------------------------------------
By electronic                   You may sell shares and request that the
funds  transfer                 proceeds be electronically transferred to your
                                bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.

YOUR ACCOUNT

FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of the Fund, the Fund reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive to the Fund. The fund into which you would like to exchange also may reject your request.



OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
How the Fund's Share Price is Determined The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor firm, the firm must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the caption "Liberty." You can find daily prices for all share classes by visiting the Fund's web site at www.libertyfunds.com.

ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

YOUR ACCOUNT

UNDERSTANDING FUND DISTRIBUTIONS

The Fund earns income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains generally based on the number of shares you own at the time these distributions are declared.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:


TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends                       Represents interest and dividends earned from
                                securities held by the Fund, net of expenses incurred by the Fund.

--------------------------------------------------------------------------------
Capital gains Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.


DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------

Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

-        send the check to your address of record

-        send the check to a third party address

-        transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution will be reinvested in additional shares of the Fund. All subsequent distributions will be reinvested.

YOUR ACCOUNT


TAX CONSEQUENCES Unless you are an entity exempt from income taxes, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending on the state where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling and exchanging shares of the Fund. Such transactions may be subject to federal, state and local income tax.

MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe has been an investment advisor since 1932. As of January 31, 2002, Stein Roe managed over $xx billion in assets.



Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger business unit known as Liberty Funds Group LLC (LFG) that includes several separate legal entities. LFG includes certain affiliates of Stein Roe, principally Colonial Management Associates, Inc. (Colonial). Stein Roe and the LFG business unit are managed by a single management team. Stein Roe, Colonial and the other LFG entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe and Colonial are registered investment advisors. Stein Roe, Colonial and the other entities that make up LFG are subsidiaries of FleetBoston Financial Corporation.



For the 2001 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to x.xx% of average daily net assets of the Fund.



Stein Roe may use the services of AlphaTrade Inc., an affiliated broker-dealer, when buying or selling equity securities for the Fund's portfolio, pursuant to procedures adopted by the Board of Trustees.



INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------


Stein Roe Investment Counsel LLC (SRIC), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment sub-advisor. SRIC is a registered investment advisor and has sub-advised the Fund since, January, 2001. In its duties as investment sub-advisor, SRIC runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.



Under the sub-advisory agreement, Stein Roe pays SRIC a sub-advisory fee. The Fund does not pay any fees directly to SRIC. For more information about the sub-advisory fees see the caption "Fund Charges and Expenses" in the Statement of Additional Information. SRIC has been an investment advisor since 2000. As of January 31, 2002, SRIC managed over $X.XX billion in assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Fund is managed by a team of investment professionals assigned to it by SRIC. No single individual has primary management responsibility over the Fund's portfolio securities.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the fiscal years since inception which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the Fund's financial statements which for the one year ended October 31, 2001 have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.




 THE FUND
--------------------------------------------------------------------------------


                                                 YEAR ENDED OCTOBER 31      PERIOD ENDED OCTOBER 31,
                                                        2001                         2000(B)

                                                       CLASS Z                      CLASS Z

 Net asset value--
 Beginning of period ($)                                                             12.000
-------------------------------------------------------------------------------------------
 Income from Investment Operations ($):
 Net investment loss (a)(c)                                                           (0.046)
-------------------------------------------------------------------------------------------
 Net realized and unrealized loss                                                     (0.374)
-------------------------------------------------------------------------------------------
 Total from Investment Operations                                                     (0.420)
-------------------------------------------------------------------------------------------
 Net asset value--
 End of period ($)                                                                   11.580
-------------------------------------------------------------------------------------------
 Total return (%) (d)(e)(f)                                                           (3.50)
-------------------------------------------------------------------------------------------
 Ratios to average net assets (%):
 Expenses (g)(h)                                                                       1.25
-------------------------------------------------------------------------------------------
 Net investment income (g)(h)                                                         (0.59)
-------------------------------------------------------------------------------------------
 Fees and expenses waived or
 borne by the  Advisor/Administrator (g)(h)                                            0.62
-------------------------------------------------------------------------------------------
 Portfolio turnover (%) (e)                                                              32
-------------------------------------------------------------------------------------------
 Net assets at end of
 period (000) ($)                                                                     4,740

 (a)  Net of fees and expenses waived or
        borne by the Advisor/Administrator which
        amounted to ($):                                                              0.048

NOTES
--------------------------------------------------------------------------------

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
 www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


Investment Company Act file number:


Liberty Funds Trust I: 811-2214
- Liberty Tax-Managed Growth Fund II





[LIBERTY LETTERHEAD]




Job Code

                         LIBERTY TAX-MANAGED GROWTH FUND
                       LIBERTY TAX-MANAGED GROWTH FUND II
                         SERIES OF LIBERTY FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2002





This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Tax-Managed Growth Fund and Liberty Tax-Managed Growth Fund II (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Funds dated March 1, 2002. This SAI should be read together with the relevant Prospectus and the Funds' most recent Annual Report dated October 31, 2001. Investors may obtain a free copy of the Prospectuses and Annual Report from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants appearing in the Funds' October 31, 2001 Annual Report are incorporated in this SAI by reference.



TABLE OF CONTENTS


                                                                            PAGE

Definitions
Organization and History
Investment Policies
Portfolio Turnover
Additional Information Concerning Investment Practices
Taxes - General
Additional Tax Matters Concerning Gift Shares
Management of the Funds
Fund Charges and Expenses
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures and Information
Appendix I




Job Code

DEFINITIONS


"Trust"               Liberty Funds Trust I
"Growth Fund"         Liberty Tax-Managed Growth Fund
"Growth Fund II"      Liberty Tax-Managed Growth Fund II
"Advisor"             Stein Roe & Farnham Incorporated, the Funds' investment
                      advisor
"Sub-Advisor"         Stein Roe Investment Counsel LLC, the Funds' investment
                      sub-advisor
"Administrator"       Colonial Management Associates, Inc., the Funds' administrator
"LFD"                 Liberty Funds Distributor, Inc., the Funds' distributor
"LFS"                 Liberty Funds Services, Inc., the Funds' investor services and transfer agent


ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1985. Each Fund, a diversified series of the Trust, represent the entire interest in a separate series of the Trust. The Growth Fund's registration statement was declared effective by the Securities and Exchange Commission (SEC) on December 30, 1996. The Growth Fund II's registration statement was declared effective by the SEC on March 1, 2000.



The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the caption "Shareholder Meetings" in this SAI.



Effective February 28, 1998, the Growth Fund's name changed from "Colonial Tax-Managed Growth Fund" to "Stein Roe Advisor Tax-Managed Growth Fund." Effective July 14, 2000, the Growth Fund changed its name from "Stein Roe Advisor Tax-Managed Growth Fund" to its current name. Effective July 14, 2000, the Growth Fund II changed its name from "Stein Roe Advisor Tax-Managed Growth Fund II" to its current name. Effective April 1, 1999, the Trust changed its name from Colonial Trust I to its current name. Effective February 28, 2000, the Growth Fund's Class E shares merged into Class G shares and Class G shares were redesignated Class E shares. Effective February 28, 2000, the Growth Fund's Class F shares merged into Class H shares and Class H shares were redesignated Class F shares.


INVESTMENT POLICIES

The Investment Company Act of 1940 (1940 Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of each Fund or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote.



As fundamental investment policies, each Fund may not:


1. Borrow, except from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Own real estate except real estate having a value no more than 5% of the Fund's total assets acquired as the result of owning securities (nothing in this restriction shall limit the Fund's ability to purchase and sell (i) securities which are secured by real estate and (ii) securities of companies which invest or deal in real estate);

3. Invest in commodities, except that the Fund may purchase and sell futures contracts and related options to the extent that total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;

5. Underwrite securities issued by others except to the extent the Fund could be deemed an underwriter when disposing of portfolio securities;

6. Make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.


As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:


1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.   Invest more than 15% of its net assets in illiquid assets.


Notwithstanding the investment policies and restrictions of the Funds, the Funds may invest all or a portion of their investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Funds.


Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER

High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Funds seek to maintain a low portfolio turnover rate as one of their investment strategies.


ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES

Additional information concerning certain of the Funds' investments and investment practices is set forth below.



FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.


MONEY MARKET INSTRUMENTS
GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the Fund would be allowed to invest in directly.

SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in the SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

OPTIONS ON SECURITIES
WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goals and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation) will be segregated.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin". The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS
The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging". When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

RULE 144A SECURITIES
The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933 (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES - GENERAL
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

FEDERAL TAXES. The Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

FUND DISTRIBUTIONS. Distributions from the Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.

SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the Fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.


EXCISE TAX. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities) and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.


Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE GROWTH FUND)

FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.


Under the Liberty Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceeds $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.



Under the Liberty Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.



No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.





Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.


The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.


The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES

If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Liberty Advantage Plan and does not exceed the available annual exclusion amount. A $1,000,000 exemption (the "GST exemption") is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (50% for gifts made in 2002) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES

The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Liberty Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 38.6% and 28%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.


Under the Liberty Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.


If the donor selects the Liberty Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 38.6%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 28%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.


When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR
Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUND

Each of the Advisor, the Administrator, LFS and LFD is an indirect wholly-owned subsidiary of Liberty Funds Group LLC which in turn is a wholly owned subsidiary of Fleet/Liberty Holdings Inc., a U.S. financial holding corporation, which is in turn a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding corporation. Each of FleetBoston Financial Corporation, Fleet National Bank and Fleet/Liberty Holdings, Inc. is located at 100 Federal Street Boston, MA 02110.



TRUSTEES AND OFFICERS



Name and Address         Age   Position      Principal Occupation During Past Five
                               with Fund     Years
Douglas A. Hacker        45    Trustee       President of United New Ventures and
P.O. Box 66100                               Executive Vice President of United
Chicago, IL 60666                            Airlines (airline) since September,
                                             2001 (formerly Executive Vice President
                                             from July, 1999 to September, 2001);
                                             Chief Financial Officer of United
                                             Airlines since July, 1999; Senior Vice
                                             President and Chief Financial Officer
                                             of UAL, Inc. prior thereto.

Janet Langford Kelly     43    Trustee       Executive Vice President-Corporate
One Kellogg Square                           Development and Administration, General
Battle Creek, MI 49016                       Counsel and Secretary, Kellogg Company
                                             (food manufacturer), since September,
                                             1999; Senior Vice President, Secretary
                                             and General Counsel, Sara Lee
                                             Corporation (branded, packaged,
                                             consumer-products manufacturer) prior
                                             thereto.

Richard W. Lowry         65    Trustee       Private Investor since August, 1987
10701 Charleston Drive                       (formerly Chairman and Chief Executive
Vero Beach, FL 32963                         Officer, U.S. Plywood Corporation
                                             (building products manufacturer)).

Salvatore Macera         70    Trustee       Private Investor since 1981 (formerly
26 Little Neck Lane                          Executive Vice President and Director
New Seabury, MA 02649                        of Itek Corporation (electronics) from
                                             1975 to 1981).

William E. Mayer*        61    Trustee       Managing Partner, Park Avenue Equity
399 Park Avenue                              Partners (venture capital) since 1998
Suite 3204                                   (formerly Founding Partner, Development
New York, NY 10022                           Capital LLC from November 1996 to 1998;
                                             Dean and Professor, College of Business
                                             and Management, University of Maryland
                                             from October, 1992 to November, 1996);
                                             Director: Lee Enterprises (print and
                                             on-line media), WR Hambrecht + Co.
                                             (financial service provider) and
                                             Systech Retail Systems (retail industry
                                             technology provider).

Charles R. Nelson        59    Trustee       Van Voorhis Professor, Department of
Department of                                Economics, University of Washington;
Economics                                    consultant on econometric and
University of                                statistical matters.
Washington
Seattle, WA 98195

John J. Neuhauser        58    Trustee       Academic Vice President and Dean of
84 College Road                              Faculties since August, 1999, Boston
Chestnut Hill, MA                            College (formerly Dean, Boston College
02467-3838                                   School of Management from September,
                                             1977 to September, 1999); Director,
                                             Saucony, Inc. (athletic footwear).

Joseph R. Palombo*       48    Trustee and   Chief Operations Officer of Fleet Asset
One Financial Center           Chairman of   Management since November, 2001;
Boston, MA 02111               the Board     formerly Chief Operations Officer of
                                             Mutual Funds, Liberty Financial from
                                             August, 2000 to November, 2001;
                                             Executive Vice President and Director
                                             of the Advisor since April, 1999;
                                             Executive Vice President and Chief
                                             Administrative Officer of LFG since
                                             April, 1999; Director of Stein Roe &
                                             Farnham Incorporated (Stein Roe) since
                                             September, 2000; Trustee and Chairman
                                             of the Board of the Stein Roe Mutual
                                             Funds since October, 2000; Manager of
                                             Stein Roe Floating Rate Limited
                                             Liability Company since October, 2000
                                             (formerly Vice President of the Liberty
                                             Funds from April, 1999 to August, 2000;
                                             Chief Operating Officer, Putnam Mutual
                                             Funds from 1994 to 1998).

Thomas E. Stitzel        65    Trustee       Business Consultant since 1999
2208 Tawny Woods Place                       (formerly Professor of Finance from
Boise, ID  83706                             1975 to 1999 and Dean from 1977 to
                                             1991, College of Business, Boise State
                                             University); Chartered Financial
                                             Analyst.

Thomas C. Theobald       64    Trustee       Managing Director, William Blair
Suite 1300                                   Capital Partners (private equity
222 West Adams Street                        investing) since 1994 (formerly Chief
Chicago, IL 60606                            Executive Officer and Chairman of the
                                             Board of Directors, Continental Bank
                                             Corporation); Director of Xerox
                                             Corporation (business products and
                                             services), Anixter International
                                             (network support equipment distributor),
                                             Jones Lang LaSalle (real estate
                                             management services) and MONY Group
                                             (life insurance).

Anne-Lee Verville        56    Trustee       Chairman of the Board of Directors,
359 Stickney Hill Road                       Enesco Group, Inc. (designer, importer
Hopkinton, NH  03229                         and distributor of giftware and
                                             collectibles); Director,
                                             LearnSomething.com, Inc. (online
                                             educational products and services)
                                             since 2000; author and speaker on
                                             educational systems needs (formerly
                                             General Manager, Global Education
                                             Industry from 1994 to 1997, and
                                             President, Applications Solutions
                                             Division from 1991 to 1994, IBM
                                             Corporation (global education and
                                             global applications)).

Keith T. Banks           45    President     President of the Liberty Funds since
Fleet Asset Management                       November, 2001; Chief Investment
590 Madison Avenue,                          Officer and Chief Executive Officer of
36th Floor                                   Fleet Asset Management since 2000
Mail Stop NY EH 30636A                       (formerly Managing Director and Head of
New York, NY  10022                          U.S. Equity, J.P. Morgan Investment
                                             Management from 1996 to 2000).

Vicki L. Benjamin        40    Chief         Chief Accounting Officer of the Liberty
One Financial Center           Accounting    Funds, Stein Roe Funds and Liberty
Boston, MA 02111               Officer       All-Star Funds since June, 2001; Vice
                                             President of LFG since April, 2001
                                             (formerly Vice President, Corporate
                                             Audit, State Street Bank and Trust
                                             Company from May, 1998 to April, 2001;
                                             Staff Associate from December, 1989 to
                                             December, 1991; Audit Senior from
                                             January, 1992 to June, 1994; Audit
                                             Manager from July, 1994 to June, 1997;
                                             Senior Audit Manager from July, 1997
                                             to May, 1998, Coopers & Lybrand).

J. Kevin Connaughton     37    Treasurer     Treasurer of the Liberty Funds and of
One Financial Center                         the Liberty All-Star Funds since
Boston, MA 02111                             December, 2000 (formerly Controller of
                                             the Liberty Funds and of the Liberty
                                             All-Star Funds from February, 1998 to
                                             October, 2000); Treasurer of the Stein
                                             Roe Funds since February, 2001
                                             (formerly Controller from May, 2000 to
                                             February,

                                             2001); Senior Vice President of LFG
                                             since January, 2001 (formerly Vice
                                             President from April, 2000 to January,
                                             2001) (formerly Vice President of the
                                             Advisor from February, 1998 to October,
                                             2000) (formerly Senior Tax Manager,
                                             Coopers & Lybrand, LLP from April, 1996
                                             to January, 1998).

Michelle G. Azrialy      32    Controller    Controller of the Liberty Funds and of
One Financial Center                         the Liberty All-Star Funds since May,
Boston, MA 02111                             2001; Vice President of LFG since
                                             March, 2001 (formerly Assistant Vice
                                             President of Fund Administration from
                                             September, 2000 to February, 2001;
                                             Compliance Manager of Fund
                                             Administration from September, 1999 to
                                             August, 2000) (formerly Assistant
                                             Treasurer, Chase Global Fund Services
                                             - Boston from August, 1996 to
                                             September, 1999).

William J. Ballou        36    Secretary     Secretary of the Liberty Funds and of
One Financial Center                         the Liberty All-Star Funds since
Boston, MA 02111                             October, 2000 (formerly Assistant
                                             Secretary from October, 1997 to
                                             October, 2000); Secretary of the Stein
                                             Roe Funds since February, 2001
                                             (formerly Assistant Secretary from
                                             May, 2000 to February, 2001); Senior
                                             Vice President of the Advisor since
                                             April, 2001 (formerly Vice President
                                             from October, 1997 to March, 2001)
                                             Senior Counsel of the Advisor since
                                             April, 2000 (formerly Counsel from
                                             October, 1997 to March, 2000)
                                             Assistant Secretary of the Advisor
                                             since October, 1997; Senior Vice
                                             President of LFG since April, 2001
                                             (formerly Vice President and Counsel
                                             from October, 1997 to March, 2001);
                                             Senior Counsel of LFG since April,
                                             2000, and Assistant Secretary since
                                             December, 1998 of LFG (formerly
                                             Associate Counsel, Massachusetts
                                             Financial Services Company from May,
                                             1995 to September, 1997).

* A Trustee who is an "interested person" (as defined in the 1940 Act) of the Fund, the Advisor or the Administrator.

The business address of the officers of the Fund is One Financial Center, Boston, MA 02111.

The Trustees serve as trustees of all Liberty funds. For such service, each Trustee (except Mr. Palombo) receives an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the Liberty funds based on each fund's relative net assets and one-third of the fees are divided equally among the Liberty funds.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Trustees have the authority to convert each Fund into a master fund/feeder fund structure. Under this structure, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

TRUSTEES AND TRUSTEES' FEES

For the fiscal year ended October 31, 2001 and the calendar year ended December 31, 2001 the Trustees received the following compensation for serving as
Trustees:



                                                                                          Total
                                                                                     Compensation From
                             Aggregate           Aggregate                           the Funds and the
                         Compensation from   Compensation from        Pension        Fund Complex Paid
                          the Growth Fund    the Growth Fund II     or Retirement     to Trustees for
                          for the Fiscal       for the Fiscal     Benefits Accrued   the Calendar Year
                            Year Ended           Year Ended        As Part of Fund   Ended December 31,
Trustee                   August 31, 2001     August 31, 2001        Expenses(a)       2001(b)(c)
John A. Bacon                    N/A                                    N/A
Robert J. Birnbaum               N/A                                    N/A
Tom Bleasdale                   $xxx(d)                                 N/A
William W. Boyd                  N/A                                    N/A
John V. Carberry(e)              N/A                                    N/A
Lora S. Collins                  xxx                                    N/A
Lindsay Cook(f)                  N/A                                    N/A
James E. Grinnell                xxx                                    N/A
Douglas A. Hacker                xxx                                    N/A
Janet Langford Kelly             xxx                                    N/A
Richard W. Lowry                 xxx                                    N/A
Salvatore Macera                 xxx                                    N/A
William E. Mayer                 xxx                                    N/A
James L. Moody, Jr.              xxx                                    N/A
Charles R. Nelson                xxx                                    N/A
John J. Neuhauser                xxx                                    N/A
Joseph R. Palombo(g)             N/A                                    N/A
Thomas Stitzel                   xxx                                    N/A
Thomas C. Theobald               xxx                                    N/A
Anne-Lee Verville                Xxx(d)                                 N/A



(a) The Fund does not currently provide pension or retirement plan benefits to the Trustees.



(b) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of xx open-end and xx closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of xx open-end management investment company portfolios and xx limited liability company; and the All-Star family of funds (All-Star Funds) consisted of xx closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.



(c) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,500, $50,000, $75,000, $182,000, and $192,000,
     respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. LFC and the Liberty Fund Complex will each bear one-half of the cost of the payments. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.



(d) During the fiscal year ended August 31, 2001, Mr. Bleasdale and Ms. Verville deferred $xxx and $xxx, respectively, of compensation pursuant to the deferred compensation plan.



(e) Mr. Carberry resigned as Trustee to both the Liberty Funds and the All-Star Funds on August 4, 2000. He received no compensation from the Liberty Funds Complex because he was an employee of LFC.



(f) Mr. Cook resigned as Trustee of the Stein Roe Complex on December 27, 2000. Mr. Cook received no compensation from the Liberty Funds Complex because he was an employee of LFC.



(g) Mr. Palombo does not receive compensation because he is an employee of Colonial Management Associates, Inc. Because Mr. Palombo is an "interested person" of Liberty Asset Management Company, he resigned his position as a director of the All-

     Star Funds on November 1, 2001, in connection with the acquisition of the asset management business of LFC by Fleet National Bank.

INVESTMENT ADVISOR

Under a Management Agreement with each Fund, the Advisor provides each Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of each Fund in accordance with the Fund's investment goals, program, and restrictions as provided in the Fund's Prospectuses and this SAI. The Advisor is also responsible for effecting all security transactions on behalf of each Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Portfolio Transactions" below). The Management Agreement provides for the payment to the Advisor of the fee described in the Prospectuses.


The Advisor and its predecessor have been providing investment advisory services since 1932. The Advisor acts as investment advisor to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors.

The directors of the Advisor are Keith T. Banks, Roger Sayler and Joseph R. Palombo. The positions held by Messrs. Banks and Palombo are listed above. Mr. Sayler is a Managing Director of Fleet Asset Management. The business address of Messrs. Banks and Sayler is 590 Madison Avenue, 36th Floor, Mail Stop NYEH30636A, New York, New York 10022. The business address of Mr. Palombo is One Financial Center, Boston, Massachusetts 02111.


Under the Management Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

PORTFOLIO TRANSACTIONS

The Sub-Advisor places the orders for the purchase and sale of each Fund's portfolio securities and options and futures contracts. The Sub-Advisor's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Sub-Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Sub-Advisor's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Sub-Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Funds may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Sub-Advisor's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor and Sub-Advisor, and reports are made annually to the Board of Trustees of the Funds.



With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Fund, the Sub-Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Sub-Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Funds, to such brokers or dealers to ensure the continued receipt of research products or services that the Sub-Advisor feels are useful. In certain instances, the Sub-Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Sub-Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Sub-Advisor (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Funds), while the portions of the costs attributable to non-research usage of such products or services is paid by the Sub-Advisor in cash. No person acting on behalf of the Funds is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Sub-Advisor and not all such research products or services are used in connection with the management of the Funds.



With respect to each Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Sub-Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Sub-Advisor's attention, including investment research related to the security and provided to the Funds. The Funds have arranged for their custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Funds' portfolio securities held by the Funds. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers.

The Sub-Advisor may use the services of AlphaTrade Inc. (ATI), a registered broker-dealer and subsidiary of the Administrator, when buying or selling equity securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Sub-Advisor must ensure that commissions the Funds pay ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Sub-Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the Funds, and will use a clearing broker to settle trades.



The Trustees have the authority to convert each Fund to a master fund/feeder fund structure. Under this structure, the Funds may invest all or a portion of their investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Funds. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.


ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with each Fund, the Administrator provides certain administrative services including: (i) providing office space, equipment and clerical personnel necessary for maintaining the organization of the Fund and for performing the administrative functions herein set forth; (ii) arranging, if desired by the Trust, for Directors, officers and employees of the Administrator to serve as Trustees, officers or agents of the Fund if duly elected or appointed to such positions and subject to their individual consent and to any limitations imposed by law; (iii) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (iv) coordinating and overseeing the activities of the Fund's other third-party service providers; (v) maintaining certain books and records of the Fund; and (vi) monitoring the tax-efficiency of the Fund. The Administration Agreement has a one year term. The Administrator is paid a monthly fee at the annual rate of average daily net assets set forth in the Prospectus. The Administrator and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. Officers of the Trust who are also officers of the Administrator or its affiliates will benefit from the administration fees, sales commissions and other fees paid or allowed by the Trust.


TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, LFS provides the Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. LFS's fee is described in the Prospectuses of the Growth Fund.


PRICING AND BOOKKEEPING AGREEMENT

The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the outsourcing agreement.



Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:



-    an annual flat fee of $10,000, paid monthly; and



- in any month that a fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the fund for that month that is determined by the following formula:



          [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)



Each Fund reimburses the Advisor for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.



The shareholders' servicing and transfer agency fee arrangement between LFS and each Fund has been revised so that each Fund pays the following fees:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus



- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus



- A transaction fee of $1.40 per transaction occurring in fund accounts during any month; plus



- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus



- The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.






PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Fund's shares. LFD has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.

CODE OF ETHICS

Each of the Funds, the Advisor, the Sub-Advisor, the Administrator and LFD have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund.


12B-1 PLAN

The Growth Fund offers six classes of shares - Class A, Class B, Class C, Class E, Class F and Class Z. The Growth Fund II offers four classes of shares - Class A, Class B, Class C and Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each Class except Class Z. Under the Plan, the Fund pays LFD service and distribution fees at the annual rates described in the Prospectuses. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

SHAREHOLDER SERVICING AND TRANSFER AGENT
LFS is the Fund's shareholder servicing agent (transfer, plan and dividend disbursing agent), for which it receives a monthly fee as described in the Fund's Prospectuses. The agreement continues indefinitely but may be terminated by 90 days' notice by the Fund to LFS or generally by six months' notice by LFS to the Fund. The agreement limits the liability of LFS to the Fund for loss or damage incurred by the Fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CUSTODIAN

State Street Bank & Trust Company, located at 225 Franklin Street, Boston MA, 02110, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.


INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, and Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116, are the Growth Fund and Growth Fund II's independent accountants and auditors, respectively, providing audit and tax return preparation services, and assistance and consultation in connection with the review of various SEC filings. The Financial Statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP and Ernst & Young LLP given on the authority of said firms as experts in accounting and auditing.


OWNERSHIP OF THE FUNDS

As of record on January 31, 2002, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of each Fund.



As of record on January 31, 2002, the following shareholders owned 5% or more of one or more of each class of the Funds' then outstanding shares:



GROWTH FUND

Class B Shares

Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
Attn: Fund Administration #97MP6
4800 Deer Lake Dr. E, 2nd Floor
Jacksonville, FL 32246-6484

Class C Shares

Merrill Lynch Pierce Fenner & Smith
For the Sole Benefit of its Customers
Attn: Fund Administration #97MP7
4800 Deer Lake Dr. E, 2nd Floor
Jacksonville, FL 32246-6484

Class Z Shares

Investors Bank and Trust Company
Patrick J. Banfield
Rollover IRA
c/o Banfield Development Corp.
100 Conifer Hill Drive
Bldg 2, Apt. 205
Danvers, MA 01923

Investors Bank and Trust Company
Robert G. Banfield Rollover IRA
c/o Banfield Development Corp.
100 Conifer Hill Drive
Bldg 2, Apt. 205
Danvers, MA 01923

Paul Rothman Industries LTD
Pension Plan
150 Bradley Place, Apt. 608
Palm Beach, FL 33480-3843

Investors Bank & Trust Co.
Leon Jonas Jr. IRA
611 Foxcroft Road
Elkins Park, PA 19027-1506

Investors Bank & Trust Co
Virginia Sorrells Trustee
Edward Jones Family Trust
Ben of Edward Jones/IRA
3159 Ferncreek Lane
Escondido, CA 92027-6744

The Primary Day School Inc.
c/o Stein Roe & Farnham Inc.
1300 Avenue of the Americas, 30th Floor
New York, NY 10019

GROWTH FUND II

Class A Shares

LPL Financial Services
9785 Towne Centre Drive
San Diego, CA 92121-1968

Class Z Shares

Colonial Management Associates, Inc.
Attn: Finance Department
One Financial Center
Boston, MA 02111-2621

Bertram Gabriel III Trustee
Bertram Gabriel Trust
61 Trinity Pass
Pound Ridge, NY 10576-1527

Marilyn Brannon
7155 Roswell Road #48
Atlanta, GA 30328-5419



As of record on January 31, 2002, there were the following number of record holders of each Fund:



                       Class A   Class B   Class C   Class E   Class F   Class Z
                       Shares    Shares    Shares    Shares    Shares    Shares

Growth Fund
Growth Fund II

FUND CHARGES AND EXPENSES

Under the Funds' management agreements, Growth Fund and Growth Fund II pay the Advisor a monthly fee based on the average daily net assets of the Funds at the annual rate of 0.60% and 0.80%, respectively.



Under the sub-advisory agreement for each Fund, the Advisor pays the Sub-Advisor a monthly base fee at the annual rate of 0.20% of the average daily net assets of the Fund (Base Fee), which may be adjusted to an annual rate as high as 0.25% or an annual rate as low as 0.15% depending on the Fund's performance. The total monthly fee payable to the Sub-Advisor is determined by multiplying the Base Fee by a performance adjustment rate (Performance Adjustment Rate), which is readjusted quarterly depending on the Fund's performance over a specified period of time as measured by Morningstar, Inc.'s Large Blend category for domestic equity funds. The Performance Adjustment Rates applicable to each Morningstar ranking are as follows:


                                            Performance
             Morningstar Ranking            Adjustment Rate
             Quartile 1                     1.25
             Quartile 2                     1.00
             Below Median                   0.75


The sub-advisory agreements also provide that the Sub-Advisor shall not receive a fee less than $350,000 per annum in the aggregate for managing both the Funds. The Advisor pays the sub-advisory fees to the Sub-Advisor under the sub-advisory agreements. The Funds do not pay any fees to the Sub-Advisor.



Under the Funds' administration agreements, Growth Fund and Growth Fund II pay the Administrator a monthly fee at the annual rate of 0.25% and 0.20%, respectively, of their average daily net assets.



Under each Fund's shareholders' servicing and transfer agency agreement, each Fund pays LFS a monthly fee at the annual rate of 0.07% of the average daily closing value of each Fund's respective total net assets for such month prior to July 1, 2001. In addition to this compensation, each Fund paid LFS the following fees:


1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS

2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

4.   The Fund's allocated share of LFS reimbursement out-of-pocket expenses.


   Effective July 1, 2001, LFS began to receive from each Fund a fee based on the following:



- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus



- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus



- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus



- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus



- The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. ("DST") under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.


RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, LFD AND LFS
(dollars in thousands)


                                   GROWTH FUND



                                      Year ended October 31,
                                      2001     2000     1999
                                      ----     ----     ----
Management fee
Administration fee

                                      Year ended October 31,
                                      2001     2000     1999
                                      ----     ----     ----
Bookkeeping fee
Shareholders services and
 transfer agent fee 12b-1 fees:
   Service fee (Class A)
   Service fee (Class B)
   Service fee (Class C)
   Service fee (Class E)(p)
   Service fee (Class F)(p)
   Service fee (Class G)(p)
   Service fee (Class H)(p)
   Distribution fee (Class B)
   Distribution fee (Class C)
   Distribution fee (Class E)(p)
   Distribution fee (Class F)(p)
   Distribution fee (Class G)(p)
   Distribution fee (Class H)(p)
Fees and expenses waived or borne
  by the Advisor/Administrator


(p) Effective February 28, 2000, Class E shares merged into Class G shares and Class G shares were redesignated Class E shares and Class F shares merged into Class H shares and Class H shares were redesignated Class F shares.


                                 GROWTH FUND II



                                          Period ended
                                           October 31,
                                              2000
Management fee                               $ 143
Administration fee                              36
Bookkeeping fee                                 18
Shareholders services and                       37
transfer agent fee 12b-1 fees:
  Service fee (Class A)                          4
  Service fee (Class B)                         30
  Service fee (Class C)                          3
  Distribution fee (Class B)                    89
  Distribution fee (Class C)                    10
Fees and expenses waived or borne
  by the Advisor/Administrator                (110)


BROKERAGE COMMISSIONS (dollars in thousands)


                                   GROWTH FUND



                                           Years ended October 31,
                                       2001        2000          1999
                                       ----        ----          ----
Total commissions
Directed transactions
Commissions on directed transactions
Commissions paid to AlphaTrade Inc.

                                 GROWTH FUND II



                                            Period ended
                                             October 31,
                                                2000
Total commissions                                $58
Directed transactions                              0
Commissions on directed transactions               0
Commissions paid to AlphaTrade Inc.                0



SALES CHARGES (dollars in thousands)


                                   GROWTH FUND



                                                             Class A Shares

                                                         Years ended October 31,

                                                        2001      2000      1999
                                                        ----      ----      ----
Aggregate initial sales charges on Fund shares sales
Initial sales charges retained by LFD
Aggregate CDSCs on Fund redemptions retained by LFD



                                                             Class B Shares

                                                         Years ended October 31,

                                                        2001      2000      1999
                                                        ----      ----      ----
Aggregate CDSC on Fund redemptions retained by LFD



                                                            Class C Shares

                                                         Years ended October 31,

                                                        2001      2000      1999
                                                        ----      ----      ----
Aggregate CDSC on Fund redemptions retained by LFD



                                                           Class F Shares(q)

                                                         Years ended October 31,

                                                        2001      2000      1999
                                                        ----      ----      ----
Aggregate CDSC on Fund redemptions retained by LFD                 $0        $6



                                                           Class H Shares(r)

                                                        2001      2000      1999
                                                        ----      ----      ----
Aggregate CDSC on Fund redemptions retained by LFD


(q)  Class F shares were merged into Class H shares on February 28, 2000.

(r)  Class H shares were redesignated Class F shares on February 28, 2000.


                                 GROWTH FUND II



                                                          Class A Shares

                                                           Period ended
                                                            October 31,
                                                                2000
Aggregate initial sales charges on Fund shares sales            $270
Initial sales charges retained by LFD                              2



                                                          Class B Shares

                                                           Period ended
                                                            October 31,
                                                                2000
Aggregate CDSCs on Fund redemptions retained by LFD              $8

                                                          Class C Shares

                                                           Period ended
                                                            October 31,
                                                                2000
Aggregate CDSCs on Fund redemptions retained by LFD              (o)



(o)  Rounds to less than one.



SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund for the fiscal year ended October 31, 2001 were:



                                   GROWTH FUND



                                                Class A   Class B   Class C   Class E(s)   Class F(s)   Class G(t)  Class H(t)
Fees to FSFs
Cost of sales material relating to the Fund
  (including printing and mailing expenses)
Allocated travel, entertainment and other
  promotional expenses (including advertising)


(s) On February 28, 2000, Class E shares were merged into Class G shares and Class F shares were merged into Class H shares.

(t) Class G shares were redesignated Class E shares on February 28, 2000 and Class H shares were redesignated Class F shares on February 28, 2000.


                                 GROWTH FUND II



                                                 Class A Shares   Class B Shares   Class C Shares
Fees to FSFs                                           $                $                $
Cost of sales material relating to the Fund
  (including printing and mailing expenses)
Allocated travel, entertainment and other
  Promotional expenses (including advertising)


DETERMINATION OF NET ASSET VALUE

Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time), each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.



Each Fund may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Fund does not determine NAV. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Fund's Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Fund's Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Fund's Trustees.

HOW TO BUY SHARES
The Prospectuses contain a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned. Purchases of Trust Shares require the completion and delivery of additional documentation, and will not be processed until such documentation is received by LFS in good order.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under General Information Regarding Buying and Selling Shares in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, E, or F shares. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSF's that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.


From time to time, LFD or its affiliates may elect to make payments to broker-dealers in addition to the commissions described in this SAI.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. (CLASSES A, B AND C ONLY) As a convenience to investors, Class A and Class B shares of the Fund may be purchased through the Automatic Investment Plan. Pre-authorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

TAX-SHELTERED RETIREMENT PLANS. (CLASSES A, B AND C ONLY) LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $15 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $15 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders, beneficiaries or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares or on matured Gift Shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
RIGHTS OF ACCUMULATION (Class A, Class B and Class E only). Reduced sales charges on Class A, B and E shares can be effected by combining a current purchase with prior purchases of Class A, B and E shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Liberty fund shares held by the shareholder or donor (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another Liberty fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's or donor's holdings by LFS. The Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A and Class E only). Any person may qualify for reduced sales charges on purchases of Class A and E shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Liberty fund shares held by the shareholder on the date of the Statement in Liberty funds (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Liberty fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or E shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A or E shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of the Fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A and E shares of the Fund may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Administrator, LFD and other companies affiliated with the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISOR. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

SPONSORED ARRANGEMENTS. Class A and E shares of the Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and E shares of the Fund may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (CLASSES B, C, E AND MATURED CLASS F SHARES). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

7. Trust Share Taxes. CDSCs will be waived on redemptions of Class E, F, G and H shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (CLASS A, B AND C SHARES AND MATURED TRUST SHARES
ONLY)

If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B, C and F shares of the under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B, C or F share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

The Fund may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. Telephone redemption privileges are described in the Prospectus.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

FAST CASH (CLASSES A, B, C AND Z ONLY). As a convenience to investors, a shareholder is automatically eligible to redeem up to $100,000 from the shareholder's account in a 30-day period and have it mailed to the shareholder's address of record. This service is not available within 30 days of an address change. Shareholders wishing to avail themselves of this service, should complete the appropriate section of the Application.

HOW TO EXCHANGE SHARES
Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by LFD into shares of the same class of the Fund. The Class A, and B shares of the Fund may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C shares of the Fund may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Fund may be exchanged for the Class A or Class Z shares of any other fund distributed by LFD (with certain exceptions). The prospectus of each fund distributed by LFD describes its investment objective and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange. Shares of certain funds distributed by LFD are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Colonial fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
The Fund may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or (v) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES AND INFORMATION
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e., cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. The performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Performance results reflect any voluntary fee waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these fee waivers or expense reimbursements, performance results would have been lower.

PERFORMANCE DEPICTIONS AND COMPARISONS. The Fund may compare its performance to various unmanaged indices published by such sources as listed in Appendix II. The Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor, LFD or the Administrator to be reputable, and publications in the press pertaining to the Fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The Fund also may present hypothetical illustrations
(i) comparing the Fund's and other mutual fund's pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the Fund may discuss or quote its current portfolio manager(s) as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New Value(TM) investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Fund may also discuss or quote the views of LFD, the Advisor, the Administrator and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

INVESTMENT PERFORMANCE.



The Growth Fund's Class A, Class B, Class C, Class E, Class F and Class Z share average annual total returns at October 31, 2001 were:


                                 Class A Shares

                                               Period December 30, 1996
                                                  (effective date of
                                                 registration) through
                                  One Year        October 31, 2001(u)
                                  --------        -------------------
With sales charge of 5.75%          %                %
Without sales charge                %                %


                                 Class B Shares

                                               Period December 30, 1996
                                                  (effective date of
                                                 registration) through
                         One Year                 October 31, 2001(u)
                         --------                 -------------------
With applicable CDSC     % (1.00 % CDSC)       % (3.00% CDSC)
Without CDSC             %                     %

                                 Class C Shares

                                               Period December 30, 1996
                                                  (effective date of
                                                 registration) through
                         One Year                 October 31, 2001(u)
                         --------                 -------------------
With applicable CDSC     %(1.00% CDSC)         % (No CDSC)
Without CDSC             %                     %

                                Class E Shares(v)

                                               Period December 30, 1996
                                                  (effective date of
                                                 registration) through
                                  One Year        October 31, 2001(u)
                                  --------        -------------------
With sales charge of 4.50%          %                %
Without sales charge                %                %


                                Class F Shares(v)

                                               Period December 30, 1996
                                                  (effective date of
                                                 registration) through
                         One Year                 October 31, 2001(u)
                         --------                 -------------------
With applicable CDSC     %(5.00% CDSC)         % (3.00% CDSC)
Without CDSC             %                     %


                                 Class Z Shares

                                               Period December 30, 1996
                                                  (effective date of
                                                 registration) through
                                  One Year        October 31, 2001(u)
                                  --------        -------------------
                                    %                %

(u) Performance results reflect any voluntary waiver or reimbursement by the Advisor, the Administrator and/or their affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See a Prospectus for details.

(v) On February 28, 2000, Class E shares were merged into Class G shares and Class G shares were redesignated Class E shares and Class F shares were merged into Class H shares and Class H shares were redesignated Class F shares.

(w) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher since Class Z shares are not subject to sales charges or service fees. Class A shares were initially offered on December 30, 1996 and Class Z shares were initially offered on January 11, 1999.


The Growth Fund II's Class A, Class B, Class C and Class Z share average annual total returns at October 31, 2000 were:



                                         Class A Shares
                                      Period March 7, 2000
                             (commencement of investment operations)
                                   through October 31, 2001(p)
                                   ---------------------------
With sales charge of 5.75%                    %
Without sales charge                          %



                                         Class B Shares
                                      Period March 7, 2000
                             (commencement of investment operations)
                                   through October 31, 2001(p)
                                   ---------------------------
With applicable CDSC                         % (5.00% CDSC)
Without CDSC                                 %



                                         Class C Shares
                                      Period March 7, 2000
                             (commencement of investment operations)
                                   through October 31, 2001(p)
                                   ---------------------------
With applicable CDSC                         % (1.00% CDSC)
Without CDSC                                 %



                                         Class Z Shares
                                      Period March 7, 2000
                             (commencement of investment operations)
                                   through October 31, 2001(p)
                                   ---------------------------

                                             %



(p) Performance results reflect any voluntary waiver or reimbursement by the Advisor, the Administrator and/or their affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the relevant Prospectus for details.

                                   APPENDIX I

                                DECEMBER 31, 2000

Source                          Category                               Return(%)

Credit Suisse First Boston:

                                First Boston High Yield Index-Global     -5.21


Lipper Inc.
                                AMEX Composite Index P                    2.37
                                AMEX Computer Tech IX P                 -35.12
                                AMEX Institutional IX P                 -18.11
                                AMEX Major Market IX P                   -7.58
                                Bse Sensex Index                        -20.65
                                CAC 40: FFR IX P                         -0.54
                                CD Rate 1 Month Index Tr                  6.54
                                CD Rate 3 Month Index Tr                  6.65
                                CD Rate 6 Month Index Tr                  6.79
                                Consumer Price Index                       N/A
                                COPNHGN SE:DKR IX P                      18.08
                                DAX:DM IX TR                             -7.54
                                Domini 400 Social Index                 -14.38
                                Dow Jones 65 Comp Av P                    3.21
                                Dow Jones Ind Average P                  -6.18
                                Dow Jones Ind Dly Reinv                  -4.85
                                Dow Jones Ind Mth Reinv                  -4.69
                                Dow Jones Trans Av P                     -1.03
                                Dow Jones Trans Av Tr                     0.40
                                Dow Jones Util Av P                      45.45
                                Dow Jones Util Av Tr                     50.76
                                Ft/S&P Act Wld Ex US IX                 -15.18
                                Ft/S&P Actuaries Wld IX                 -12.23
                                FT-SE 100:Pd IX P                       -10.21
                                FT-SE Gold Mines IX                     -26.36
                                HANG SENG:HNG KNG $ IX P                -11.00
                                Jakarta Composite Index                 -38.50
                                Jasdaq Index:Yen P                      -44.28
                                Klse Composite Index                    -16.33
                                Kospi Index                             -50.92
                                Lehman 1-3 Govt/Cred Tr                   8.08
                                Lehman 1-3 Govt/Credit P                  1.48
                                Lehman Aggregate Bd P                     4.21
                                Lehman Aggregate Bd Tr                   11.63
                                Lehman Cr Bd Int P                        2.02
                                Lehman Cr Bd Int Tr                       9.46
                                Lehman Govt Bd Int P                      3.79
                                Lehman Govt Bd Int Tr                    10.47
                                Lehman Govt Bd Long P                    12.60
                                Lehman Govt Bd Long Tr                   20.29
                                Lehman Govt Bd P                          6.30
                                Lehman Govt Bd Tr                        13.24
                                Lehman Govt/Cr Bd P                       4.63
                                Lehman Govt/Cr Bd Tr                     11.85
                                Lehman Govt/Cr Int P                      3.16
                                Lehman Govt/Cr Int Tr                    10.12

                                Lehman High Yield P                     -14.41
                                Lehman High Yield Tr                     -5.86
                                Lehman Muni 10 Yr IX P                    4.73
                                Lehman Muni 10 Yr IX Tr                  10.76
                                Lehman Muni 3 Yr IX P                     0.77
                                Lehman Muni 3 Yr IX Tr                    6.23
                                Lehman Muni 5 Yr IX Tr                    7.72
                                Lehman Muni Bond IX P                     5.82
                                Lehman Muni Bond IX Tr                   11.68
                                MADRID SE:PST IX P                      -12.68
                                MDAX GERMAN MC IX TR                     13.93
                                Merrill All CV EX ID IX                   3.50
                                Merrill Aus Govt IX TR                   13.28
                                MERRILL BRADY BD IX LA                   14.55
                                MERRILL EM BRADY BD IX                   25.84
                                MERRILL JAPAN GOVT IX TR                  2.29
                                Merrill Pan-Euro Govt IX                  0.56
                                ML 10+ Yr Treasury IX Tr                 20.19
                                ML 1-10 YR CORP BD IX P                   1.93
                                ML 1-10 YR CORP BD IX TR                  9.34
                                ML 1-3 Yr Muni IX P                       0.23
                                ML 1-3 Yr Muni IX Tr                      5.68
                                ML 1-3 Yr Treasury IX P                   1.53
                                ML 1-3 Yr Treasury IX Tr                  7.99
                                ML 1-5 Yr Gv/Cp Bd IX P                   2.16
                                ML 1-5 Yr Gv/Cp Bd IX Tr                  8.88
                                ML 15 Yr Mortgage IX P                    3.26
                                ML 15 Yr Mortgage IX Tr                  10.41
                                ML 1-5 Yr Treasury IX P                   2.28
                                ML 1-5 Yr Treasury IX Tr                  8.87
                                ML 3 MO T-Bill IX Tr                      6.18
                                ML 3-5 Yr Govt IX P                       3.99
                                ML 3-5 Yr Govt IX Tr                     10.76
                                ML 3-7 Yr Muni IX Tr                      8.24
                                ML Corp Master Index P                    1.47
                                ML Corp Master Index Tr                   9.13
                                ML CV BD SPEC QUAL IX P                 -21.96
                                ML CV BD SPEC QUAL IX TR                -18.86
                                ML EMG MKT ASIA P IX                     -7.85
                                ML EMG MKT ASIA TR IX                     1.84
                                ML EMG MKT EU ME AFR P                   10.46
                                ML EMG MKT EU ME AFR TR                  21.28
                                ML EMG MKT LATIN AM P IX                  0.57
                                ML EMG MKT LATIN AM TR                   10.61
                                ML Glbl Govt Bond Inx P                  -2.43
                                ML Glbl Govt Bond Inx Tr                  2.79
                                ML Glbl Gv Bond IX II P                  -2.96
                                ML Glbl Gv Bond IX II Tr                  2.37
                                ML Global Bond Index P                   -1.06
                                ML Global Bond Index Tr                   5.00
                                ML Gov/ Corp Master IX T                 11.95
                                ML Govt Master Index P                    6.12
                                ML Govt Master Index Tr                  13.11
                                ML Govt/Corp Master IX P                  4.74
                                ML HIGH YLD MASTER 2  P                 -13.50
                                ML HIGH YLD MASTER 2  TR                 -5.12
                                ML High Yld Master IX P                 -13.35

                                ML High Yld Master IX Tr                 -3.79
                                ML Master Muni IX Tr                     17.15
                                ML Mortgage Master IX P                   3.63
                                ML Mortgage Master IX Tr                 11.28
                                ML Treasury Master IX P                   6.34
                                ML Treasury Master IX Tr                 13.37
                                ML US CP/GV 10+ YR IX P                   8.57
                                ML US CP/GV 10+ YR IX TR                 16.54
                                ML US DOM MASTER  IX P                    4.38
                                ML US DOM MASTER  IX TR                  11.73
                                MSCI AC Americas Free GD                -11.90
                                MSCI AC Americas Free ID                -12.95
                                MSCI AC Asia Fr-Ja IX GD                -35.22
                                MSCI AC Asia Fr-Ja IX ID                -36.30
                                MSCI AC Asia Pac - Ja GD                -28.39
                                MSCI AC Asia Pac - Ja ID                -29.75
                                MSCI AC Asia Pac Fr-J GD                -29.97
                                MSCI AC Asia Pac Fr-J ID                -31.40
                                MSCI AC Asia Pac IX GD                  -28.15
                                MSCI AC Asia Pac IX ID                  -28.91
                                MSCI AC Europe IX GD                     -8.87
                                MSCI AC Europe IX ID                    -10.37
                                MSCI AC Fe - Ja IX GD                   -33.98
                                MSCI AC Fe - Ja IX ID                   -34.99
                                MSCI AC Fe Free IX GD                   -29.96
                                MSCI AC Fe Free IX ID                   -30.58
                                MSCI AC Fe Fr-Ja IX GD                  -36.80
                                MSCI AC Fe Fr-Ja IX ID                  -37.88
                                MSCI AC Pac Fr-Jpn IX GD                -30.73
                                MSCI AC Pac Fr-Jpn IX ID                -32.19
                                MSCI AC Pacific IX ID                   -29.07
                                MSCI AC World Free IX GD                -13.94
                                MSCI AC World Fr-USA GD                 -15.09
                                MSCI AC World Fr-USA ID                 -16.34
                                MSCI AC World IX GD                     -13.92
                                MSCI AC World IX ID                     -15.06
                                MSCI AC World-USA IX GD                 -15.03
                                MSCI AC Wrld Fr-Ja IX GD                -11.93
                                MSCI AC Wrld Fr-Ja IX ID                -13.18
                                MSCI AC Wrld-Ja IX GD                   -11.93
                                MSCI AC Wrld-Ja IX ID                   -13.18
                                MSCI Argentina IX GD                    -25.07
                                MSCI Argentina IX ID                    -26.08
                                MSCI Australia IX GD                     -9.09
                                MSCI Australia IX ID                    -11.95
                                MSCI Australia IX ND                     -9.95
                                MSCI Austria IX GD                      -11.46
                                MSCI Austria IX ID                      -13.43
                                MSCI Austria IX ND                      -11.96
                                MSCI Belgium IX GD                      -16.25
                                MSCI Belgium IX ID                      -18.60
                                MSCI Belgium IX ND                      -16.85
                                MSCI BRAZIL FREE IX GD                  -11.37
                                MSCI BRAZIL FREE IX ID                  -14.20
                                MSCI BRAZIL IX GD                        -5.68
                                MSCI BRAZIL IX P                         -8.65
                                MSCI Canada IX GD                         5.64

                                MSCI Canada IX ID                         4.42
                                MSCI Canada IX ND                         5.34
                                MSCI Chile IX GD                        -15.14
                                MSCI Chile IX ID                        -16.98
                                MSCI China Free IX ID                   -32.19
                                MSCI Colombia IX GD                     -38.85
                                MSCI Colombia IX ID                     -41.19
                                MSCI Czech Rep IX GD                      1.62
                                MSCI Czech Rep IX ID                      0.71
                                MSCI Denmark IX GD                        3.71
                                MSCI Denmark IX ID                        2.66
                                MSCI Denmark IX ND                        3.44
                                MSCI EAFE - JAPAN IX ND                  -8.94
                                MSCI EAFE - UK IX GD                    -14.81
                                MSCI EAFE - UK IX ID                    -15.88
                                MSCI EAFE - UK IX ND                    -15.07
                                MSCI EAFE + Canada IX GD                -13.16
                                MSCI EAFE + Canada IX ID                -14.40
                                MSCI EAFE + Canada IX ND                -13.37
                                MSCI EAFE + Em IX GD                    -15.81
                                MSCI EAFE + EM IX ID                    -17.06
                                MSCI EAFE + EMF IX GD                   -15.88
                                MSCI EAFE + EMF IX ID                   -17.13
                                MSCI EAFE Fr IX ID                      -15.21
                                MSCI EAFE G IX ID                       -25.19
                                MSCI EAFE GDP Wt IX GD                  -15.30
                                MSCI EAFE GDP Wt IX ID                  -16.45
                                MSCI EAFE GDP Wt IX ND                  -15.53
                                MSCI EAFE GROWTH IX GD                  -24.40
                                MSCI EAFE IX GD                         -13.96
                                MSCI EAFE IX ID                         -15.21
                                MSCI EAFE IX ND                         -14.17
                                MSCI EAFE V IX ID                        -4.63
                                MSCI EAFE VALUE IX GD                    -2.82
                                MSCI EASEA IX GD                         -8.68
                                MSCI EASEA IX ID                        -10.26
                                MSCI EASEA IX ND                         -8.94
                                MSCI Em Asia IX GD                      -38.60
                                MSCI Em Asia IX ID                      -39.32
                                MSCI Em Eur/Mid East GD                 -22.30
                                MSCI Em Eur/Mid East ID                 -23.38
                                MSCI Em Europe IX GD                    -34.64
                                MSCI Em Europe IX ID                    -35.31
                                MSCI Em Far East IX GD                  -41.08
                                MSCI Em Far East IX ID                  -41.76
                                MSCI Em IX GD                           -28.84
                                MSCI Em IX ID                           -30.00
                                MSCI Em Latin Am IX GD                  -14.00
                                MSCI Em Latin Am IX ID                  -15.92
                                MSCI EMF Asia IX GD                     -41.79
                                MSCI EMF Asia IX ID                     -42.55
                                MSCI EMF Far East IX GD                 -45.12
                                MSCI EMF Far East IX ID                 -45.84
                                MSCI EMF IX GD                          -30.61
                                MSCI EMF IX ID                          -31.80
                                MSCI EMF Latin Am IX GD                 -16.57
                                MSCI EMF Latin Am IX ID                 -18.38

                                MSCI Europe - UK IX GD                   -7.12
                                MSCI Europe - UK IX ID                   -8.43
                                MSCI Europe - UK IX ND                   -7.47
                                MSCI Europe GDP Wt IX ID                -19.97
                                MSCI Europe IX GD                        -8.14
                                MSCI Europe IX ID                         2.36
                                MSCI Europe IX ND                        -8.39
                                MSCI EUROPEAN GR IX GD                  -16.51
                                MSCI European Union GD                   -9.96
                                MSCI European Union ID                  -11.48
                                MSCI EUROPEAN VL IX GD                    0.06
                                MSCI Far East Free IX ID                -27.60
                                MSCI Far East IX GD                     -27.00
                                MSCI Far East IX ID                     -27.60
                                MSCI Far East IX ND                     -27.09
                                MSCI Finland IX GD                      -14.01
                                MSCI Finland IX ID                      -14.71
                                MSCI Finland IX ND                      -14.21
                                MSCI France IX GD                        -4.06
                                MSCI France IX ID                        -5.05
                                MSCI France IX ND                        -4.31
                                MSCI Germany IX GD                      -15.27
                                MSCI Germany IX ID                      -16.48
                                MSCI Germany IX ND                      -15.59
                                MSCI Greece IX GD                       -41.63
                                MSCI Greece IX ID                       -42.52
                                MSCI Hong Kong IX GD                    -14.74
                                MSCI Hong Kong IX ID                    -16.98
                                MSCI Hongkong IX ND                     -14.74
                                MSCI Hungary IX GD                      -26.80
                                MSCI Hungary IX ID                      -27.66
                                MSCI India IX GD                        -21.74
                                MSCI India IX ID                        -22.82
                                MSCI Indonesia IX GD                    -61.90
                                MSCI Indonesia IX ID                    -63.04
                                MSCI Ireland IX ID                      -14.32
                                MSCI Israel Dom IX ID                    13.79
                                MSCI Israel IX ID                        24.75
                                MSCI Israel Non Dom Ixid                 46.48
                                MSCI Italy IX GD                         -0.82
                                MSCI Italy IX ID                         -2.70
                                MSCI Italy IX ND                         -1.33
                                MSCI JAPAN GROWTH IX GD                 -42.98
                                MSCI Japan IX GD                        -28.07
                                MSCI Japan IX ID                        -28.54
                                MSCI Japan IX ND                        -28.16
                                MSCI JAPAN VALUE IX GD                  -11.01
                                MSCI Jordan IX GD                       -23.18
                                MSCI Jordan IX ID                       -24.65
                                MSCI Kokusai IX GD                      -10.62
                                MSCI Kokusai IX ID                      -11.86
                                MSCI Kokusai IX ND                      -10.91
                                MSCI Korea IX GD                        -49.62
                                MSCI Korea IX ID                        -50.35
                                MSCI Luxembourg IX ID                     2.20
                                MSCI Malaysia IX GD                     -15.30
                                MSCI Malaysia IX ID                     -16.60

                                MSCI Mexico Free IX GD                  -20.49
                                MSCI Mexico Free IX ID                  -21.51
                                MSCI Mexico IX GD                       -20.49
                                MSCI Mexico IX ID                       -21.51
                                MSCI N American G IX ID                 -27.09
                                MSCI N American Vl IX ID                  1.93
                                MSCI Netherland IX GD                    -3.64
                                MSCI Netherland IX ID                    -5.41
                                MSCI Netherland IX ND                    -4.09
                                MSCI New Zealand IX GD                  -33.05
                                MSCI New Zealand IX ID                  -36.30
                                MSCI New Zealand IX ND                  -33.55
                                MSCI Nordic IX GD                       -14.69
                                MSCI Nordic IX ID                       -15.58
                                MSCI Nordic IX ND                       -14.94
                                MSCI Norway IX GD                        -0.38
                                MSCI Norway IX ID                        -2.40
                                MSCI Norway IX ND                        -0.89
                                MSCI Nth Amer IX GD                     -11.76
                                MSCI Nth Amer IX ID                     -12.79
                                MSCI Nth Amer IX ND                     -12.06
                                MSCI Pac - Japan IX GD                  -15.19
                                MSCI Pac - Japan IX ID                  -17.48
                                MSCI Pac - Japan IX ND                  -15.56
                                MSCI PAC FREE GR IX GD                  -39.87
                                MSCI PAC FREE VL IX GD                   -9.01
                                MSCI PAC FR-JPN GR IX GD                -28.38
                                MSCI PAC FR-JPN VL IX GD                  2.64
                                MSCI Pacific Free IX ID                 -26.41
                                MSCI Pacific Fr-Jpn ID                  -17.48
                                MSCI Pacific IX GD                      -25.64
                                MSCI Pacific IX ID                      -26.41
                                MSCI Pacific IX ND                      -25.78
                                MSCI Pakistan IX GD                     -11.87
                                MSCI Pakistan IX ID                     -13.78
                                MSCI Peru IX GD                         -23.82
                                MSCI Peru IX ID                         -26.72
                                MSCI Philippines Fr Ixgd                -45.01
                                MSCI Philippines Fr Ixid                -45.29
                                MSCI Philippines IX GD                  -42.06
                                MSCI Philippines IX ID                  -42.46
                                MSCI Portugal IX GD                      -9.90
                                MSCI Portugal IX ID                     -12.17
                                MSCI Russia IX GD                       -30.03
                                MSCI Russia IX ID                       -30.39
                                MSCI Sing/Mlysia IX GD                  -27.72
                                MSCI Sing/Mlysia IX ID                  -28.65
                                MSCI Sing/Mlysia IX ND                  -27.72
                                MSCI Singapore Fr IX GD                 -27.72
                                MSCI Singapore Fr IX ID                 -28.65
                                MSCI South Africa IX GD                 -17.19
                                MSCI South Africa IX ID                 -19.60
                                MSCI Spain IX GD                        -15.54
                                MSCI Spain IX ID                        -16.83
                                MSCI Spain IX ND                        -15.86
                                MSCI Sri Lanka IX GD                    -40.73
                                MSCI Sri Lanka IX ID                    -43.91

                                MSCI Sweden IX GD                       -21.01
                                MSCI Sweden IX ID                       -21.94
                                MSCI Sweden IX ND                       -21.29
                                MSCI Swtzrlnd IX GD                       6.38
                                MSCI Swtzrlnd IX ID                       4.88
                                MSCI Swtzrlnd IX ND                       5.85
                                MSCI Taiwan IX GD                       -44.90
                                MSCI Taiwan IX ID                       -45.35
                                MSCI Thailand IX GD                     -52.60
                                MSCI Thailand IX ID                     -53.21
                                MSCI Turkey IX GD                       -45.65
                                MSCI Turkey IX ID                       -46.16
                                MSCI UK IX GD                           -11.53
                                MSCI UK IX ID                           -13.55
                                MSCI UK IX ND                           -11.53
                                MSCI USA IX GD                          -12.54
                                MSCI USA IX ID                          -13.56
                                MSCI USA IX ND                          -12.84
                                MSCI Venezuela IX GD                      4.47
                                MSCI Venezuela IX ID                      0.78
                                MSCI World - UK IX GD                   -13.11
                                MSCI World - UK IX ID                   -14.16
                                MSCI World - UK IX ND                   -13.40
                                MSCI World - USA IX GD                  -13.16
                                MSCI World - USA IX ID                  -14.40
                                MSCI World - USA IX ND                  -13.37
                                MSCI World Free IX ND                   -13.18
                                MSCI World GDP Wt IX ID                 -14.90
                                MSCI WORLD GROWTH IX ID                 -26.12
                                MSCI World IX Free ID                   -14.05
                                MSCI World IX GD                        -12.92
                                MSCI World IX ID                        -14.05
                                MSCI World IX ND                        -13.18
                                MSCI WORLD VALUE IX ID                   -1.30
                                MSCI WORLD-USA GR IX GD                 -24.09
                                MSCI World-USA VL IX GD                  -1.59
                                MSCI Wrld - Austrl IX GD                -12.97
                                MSCI Wrld - Austrl IX ID                -14.08
                                MSCI Wrld - Austrl IX ND                -13.22
                                MSCI WRLD EX USA SC ID                   -8.84
                                MSCI WRLD FINANCIALS GD                  10.62
                                MSCI WRLD FINANCIALS ID                   8.48
                                MSCI WRLD HEALTHCARE GD                  26.96
                                MSCI WRLD HEALTHCARE ID                  25.54
                                MSCI WRLD INFO TECH GD                  -41.69
                                MSCI WRLD INFO TECH ID                  -41.80
                                MSCI WRLD TECH HDWR GD                  -34.84
                                MSCI WRLD TECH HDWR ID                  -34.98
                                MSCI WRLD TELECOM GD                    -42.49
                                MSCI WRLD TELECOM ID                    -41.72
                                NASDAQ 100 IX P                         -36.84
                                NASDAQ Bank IX P                         14.67
                                NASDAQ Composite IX P                   -39.29
                                NASDAQ Industrial IX P                  -33.76
                                NASDAQ Insurance IX P                    15.67
                                NASDAQ Natl Mkt Cmp IX                  -39.27
                                NASDAQ Natl Mkt Ind IX                  -33.73

                                NASDAQ Transport IX P                    16.14
                                Nikkei 225 Avg:Yen P                    -27.19
                                NYSE Composite P                          1.01
                                NYSE Finance IX P                        25.23
                                NYSE Industrials IX P                    -3.01
                                NYSE Transportation IX                   -0.84
                                NYSE Utilities IX P                     -13.81
                                OSLO SE TOT:FMK IX P                     -1.68
                                Philippines Composite IX                -30.26
                                PSE Technology IX P                     -16.22
                                Russell 1000 Grow IX Tr                 -22.42
                                Russell 1000 IX P                        -8.84
                                Russell 1000 IX Tr                       -7.79
                                Russell 1000 Value IX Tr                  7.01
                                Russell 2000 Grow IX Tr                 -22.43
                                Russell 2000 IX P                        -4.20
                                Russell 2000 IX Tr                       -3.02
                                Russell 2000 Value IX Tr                 22.83
                                Russell 3000 IX P                        -8.52
                                Russell 3000 IX Tr                       -7.46
                                Russell Midcap G IX TR                  -11.75
                                Russell Midcap IX Tr                      8.25
                                Russell Midcap V  IX TR                  19.18
                                S & P 100 Index P                       -13.42
                                S & P 500 Daily Reinv                    -9.10
                                S & P 500 Index P                       -10.14
                                S & P 500 Mnthly Reinv                   -9.10
                                S & P 600 Index P                        11.02
                                S & P 600 Index Tr                       11.80
                                S & P Financial IX P                     23.83
                                S & P Financial IX Tr                    26.08
                                S & P Industrial IX Tr                  -16.25
                                S & P Industrials P                     -17.05
                                S & P Midcap 400 IX P                    16.21
                                S & P Midcap 400 IX Tr                   17.50
                                S & P Transport Index P                  16.88
                                S & P Transport IX Tr                    18.52
                                S & P Utility Index P                    54.30
                                S & P Utility Index Tr                   59.67
                                S & P/Barra Growth IX Tr                -22.08
                                S & P/BARRA MC G IX TR                    9.16
                                S & P/BARRA MC V IX TR                   27.84
                                S & P/BARRA SC G IX TR                    0.57
                                S & P/BARRA SC V IX TR                   20.86
                                S & P/Barra Value IX Tr                   6.08
                                SB Cr-Hdg Nn-US Wd IX Tr                  9.64
                                SB Cr-Hdg Wd Gv Bd IX Tr                 10.67
                                SB Non-US Wd Gv Bd IX Tr                 -2.63
                                SB Wd Gv Bd:Austrl IX Tr                 -3.71
                                SB Wd Gv Bd:Germny IX Tr                  0.51
                                SB Wd Gv Bd:Japan IX Tr                  -8.47
                                SB Wd Gv Bd:UK IX Tr                      1.02
                                SB Wd Gv Bd:US IX Tr                     13.48
                                SB World Govt Bond IX Tr                  1.59
                                SB World Money Mkt IX Tr                 -2.74
                                Straits Times Index                     -22.08
                                SWISS PERF:SFR IX TR                     11.91

                                TAIWAN SE:T$ IX P                       -46.04
                                T-Bill 1 Year Index Tr                    5.96
                                T-Bill 3 Month Index Tr                   5.99
                                T-Bill 6 Month Index Tr                   6.08
                                Thailand Set Index                      -44.14
                                TOKYO 2ND SCT:YEN IX P                  -25.80
                                TOKYO SE(TOPIX):YEN IX P                -25.46
                                TORONTO 300:C$ IX P                       6.18
                                TORONTO SE 35:C$ IX P                    17.62
                                Value Line Cmp IX-Arth                    9.65
                                Value Line Cmp IX-Geom                   -8.72
                                Value Line Industrl IX                   -9.41
                                Value Line Railroad IX                    9.65
                                Value Line Utilties IX                   10.30

The National Association of
Real Estate Investment Trust:

                                Real Estate Investment Trust Index       26.36


Each Russell Index listed above is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

* in U.S. currency

 Part C.  OTHER INFORMATION
          -----------------

Item 23.         Exhibits:
                 ---------

                 LIBERTY TAX-MANAGED GROWTH FUND (LTMGF)
                 LIBERTY TAX-MANAGED GROWTH FUND II (LTMGFII)

         (a)(1) Amendment No. 3 to the Agreement and Declaration of Trust dated November 15, 1991(2)

         (a)(2) Amendment No. 4 to the Agreement and Declaration of Trust dated April 1, 1999(4)

         (b)                     Amended By-Laws dated June 20, 2001

         (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

         (d)(1) Form of Management Agreement between Liberty Funds Trust I, with respect to LTMGF and Stein Roe & Farnham Incorporated dated November 1, 2001

         (d)(2) Form of Sub-Advisory Agreement between Liberty Funds Trust I with respect to LTMGF, Stein Roe & Farnham Incorporated and Stein Roe Investment Counsel LLC dated November 1, 2001

         (d)(3) Form of Management Agreement between Liberty Funds Trust I, with respect to LTMGFII and Stein Roe & Farnham Incorporated dated November 1, 2001

         (d)(4) Form of Sub-Advisory Agreement between Liberty Funds Trust I with respect to LTMGFII, Stein Roe & Farnham Incorporated and Stein Roe Investment Counsel LLC dated November 1, 2001

         (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as
                                 Exhibit 6.(a) in Part C, Item 24(b) of Post-
                                 Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C, Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about November 15, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc.
                                 - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of
                                 Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit
                                 (e)(4) in Part C, Item 23 of Post-Effective
                                 Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V
                                 (File Nos. 33-12109 and 811-5030), filed with
                                 the Commission on or about November 15,
                                 2000, and is hereby incorporated by reference and made a part of this Registration
                                 Statement

         (e)(5)                  Form of Selling Agreement with Liberty Funds
                                 Distributor, Inc.(3)

         (e)(6)                  Form of Asset Retention Agreement - filed as
                                 Exhibit 6(d) in Part C, Item 24(b) of
                                 Post-Effective Amendment No. 10 to the
                                 Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

         (f)                     Not applicable

         (g) Form of Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117
                                 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(2) Amendment No. 19 to Schedule A of Amended and Restated Shareholders' Servicing and
                                 Transfer Agent Agreement as amended - filed as Exhibit (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(3) Amendment No. 24 to Appendix I of Amended and Restated Shareholders' Servicing and
                                 Transfer Agent Agreement as amended - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of Liberty Funds Trust V (File Nos. 33-12109 and 811-5030), filed with the Commission on or about November 15, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(4)                  Pricing and Bookkeeping Agreement - filed as
                                 Exhibit 9(b) in Part C, Item 24(b) of
                                 Post-Effective Amendment No. 10 to the
                                 Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(5) Amendment to Pricing and Bookkeeping Agreement dated July 1, 2001 - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(6)                  Appendix I of Pricing and Bookkeeping Agreement
                                 - filed as Exhibit (h)(6) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(7) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C,
                                 Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(8) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C,
                                 Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(9) Amendment No. 2 dated January 26, 2001 to the Amended and Restated Credit Agreement with Bank of America (10)

         (h)(10) Third Amendment dated May 14, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(10) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(11) Fourth Amendment dated June 1, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit (h)(11) in Part C, Item 23 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 and 811-6529), filed with the Commission on or about August 31, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (h)(12) Form of Administration Agreement with Colonial Management Associates, Inc. dated
                                 December 30, 1996 (LTMGF)(1)

         (h)(13) Amendment No. 1 to Administration Agreement with Colonial Management Associates, Inc. dated July 1, 2000 (LTMGF)(10)

         (h)(14) Form of Administration Agreement with Colonial Management Associates, Inc. dated March 1, 2000 (LTMGFII)(7)

         (h)(15)                 Form of Liberty Tax-Managed Growth Fund Gift
                                 Shares Trust(6)

         (i) Opinion and Consent of Counsel (with respect to LTMGF and LTMGFII)(6)

         (j)                     Not applicable

         (k)                     Not applicable

         (l)                     Not applicable

         (m) Rule 12b-1 Plan dated July 1, 2001 - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

         (n)                     Not applicable

         (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated April 22, 1996, amended December 12, 2001

         (p) Code of Ethics of Colonial, Stein Roe, the Funds and Liberty Funds Distributor, Inc. - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville - filed in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

      (1) Incorporated by reference to Post-Effective Amendment No. 41 filed with the Commission via EDGAR on October 15, 1996

      (2) Incorporated by reference to Post-Effective Amendment No. 42 filed with the Commission via EDGAR on April 22, 1997.

      (3) Incorporated by reference to Post-Effective Amendment No. 49 filed with the Commission via EDGAR on November 20, 1998.

      (4) Incorporated by reference to Post-Effective Amendment No. 55 filed with the Commission via EDGAR on April 30, 1999.

      (5) Incorporated by reference to Post-Effective Amendment No. 56 filed with the Commission via EDGAR on May 27, 1999.

      (6) Incorporated by reference to Post-Effective Amendment No. 59 filed with the Commission via EDGAR on February 18, 2000.

      (7) Incorporated by reference to Post-Effective Amendment No. 60 filed with the commission via EDGAR on or about March 1, 2000.

      (8) Incorporated by reference to Post-Effective Amendment No. 61 filed with the Commission via EDGAR on April 27, 2000.

      (9) Incorporated by reference to Post-Effective Amendment No. 63 filed with the Commission via EDGAR on or about July 19, 2000.

      (10) Incorporated by reference to Post-Effective Amendment No. 64 filed with the Commission via Edgar on or about February 27, 2001.

Item 24.                   Persons Controlled by or under Common Control with
                           Registrant
                           ----------------------------------------------------

                           None

Item 25.                   Indemnification

                           See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

                           The Registrant's advisor/administrator, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the
                           Registrant's trustees and officers.

Item 26.                   Business and Other Connections of Investment Adviser

Stein Roe & Farnham Incorporated ("Stein Roe"), the investment advisor, is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Fleet/Liberty Holdings, Inc., which is a wholly owned subsidiary of Fleet National Bank, which is a wholly owned subsidiary of FleetBoston Financial Corporation. Stein Roe acts as investment adviser to individuals, trustees, pension and profit- sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment adviser to other investment companies having different investment policies.

For a two-year business history of officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe & Farnham Incorporated and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services," or "Management of the Funds," as applicable.

Certain directors and officers of Stein Roe also serve and have during the past two years served, in various capacities as officers, directors, or trustees of Liberty Funds Services, Inc., of Colonial Management Associates, Inc. (which is a subsidiary of LFG), and of the Registrant and other investment companies managed wholly or in part by Stein Roe. (The listed entities are located at One South Wacker Drive, Chicago, Illinois 60606, except Colonial Management Associates, Inc., each Trust and Stein Roe Floating Rate Limited Liability Company, are located at One Financial Center, Boston, MA 02111). A list of such capacities is given below.


                                                                       POSITION FORMERLY
                                                                          HELD WITHIN
                                           CURRENT POSITION               PAST TWO YEARS
                                          -------------------            --------------
LIBERTY FUNDS SERVICES INC.
Joseph R. Palombo                               Director

COLONIAL MANAGEMENT ASSOCIATES, INC.
Loren A. Hansen                                 Senior Vice President
Joseph R. Palombo                               Executive Vice President
Michael Bissonnette                             Senior Vice President
Bonny E. Boatman                                Senior Vice President
Carl C. Ericson                                 Senior Vice President
Leslie W. Finnemore                             Senior Vice President
Fred J. Franklin                                Senior Vice President
Brian Hartford                                  Senior Vice President
Harvey B. Hirschhorn                            Senior Vice President
Michael T. Kennedy                              Senior Vice President
Sharon Lenzi                                    Senior Vice President
William C. Loring, Jr.                          Senior Vice President
Maureen Newman                                  Senior Vice President
Laura Ostrander                                 Senior Vice President
David O'Brien                                   Senior Vice President
Scott B. Richards                               Senior Vice President
Scott Schermerhorn                              Senior Vice President
Gary Swayze                                     Senior Vice President

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS INVESTMENT
TRUST, LIBERTY-STEIN ROE ADVISOR TRUST, LIBERTY-STEIN ROE FUNDS MUNICIPAL
TRUST, LIBERTY-STEIN ROE FUNDS INSTITUTIONAL TRUST, LIBERTY-STEIN ROE FUNDS
TRUST, STEINROE VARIABLE INVESTMENT TRUST, LIBERTY FLOATING RATE FUND,
LIBERTY-STEIN ROE INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE
FLOATING RATE LIMITED LIABILITY COMPANY, LIBERTY VARIABLE INVESTMENT TRUST,
SR&F BASE TRUST, LIBERTY FUNDS TRUST I, LIBERTY FUNDS TRUST II, LIBERTY FUNDS
TRUST V, LIBERTY FLOATING RATE ADVANTAGE FUND
William J. Ballou                               Secretary                      Asst. Secy.
Joseph R. Palombo                               Trustee                        VP




Item 27.                   Principal Underwriter


(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Advisor Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty Variable Investment Trust, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage Fund, Wanger Advisors Trust and Liberty Acorn Trust.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Antone, Louis E.       V.P.                  None

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              President

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Bruneau, Brian         Sr. V.P.              None

Burtman, Stacy         Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Carinio, Angela        V.P.                  None

Chrzanowski, Daniel    V.P.                  None

Clapp, Elizabeth A.    Managing Director     None

Claiborne, Doug        V.P.                  None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Costello, Matthew      V.P.                  None

Couto, Scott           V.P.                  None

Cox, Michael           V.P.                  None

Davey, Cynthia         Sr. V.P.              None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Donohue, Jordan        V.P.                  None

Downey, Christopher    V.P.                  None

Dupree, Robert         V.P.                  None

Ellis, Thomas          V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Evitts, Stephen        V.P.                  None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fifield, Robert        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Harrell, John          V.P.                  None

Harrington, Tom        Sr. V.P.              None

Hartnett, Kelly        V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Huennekens, James      V.P.                  None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Ives, Curt             V.P.                  None

Jackson, Lyman         V.P.                  None

Jarstfer, Marlys       V.P.                  None

Johnston, Kenneth      V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Kelson, Jr., David     V.P.                  None

Lewis, Blair           V.P.                  None

Loewenberg, Jean       Clerk                 None

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

McGlinn, Stephen       V.P.                  None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Donnell, John        V.P.                  None

O'Shea, Kevin          Managing Director     None

Palombo, Joseph R.     Director and Chief    Trustee and
                       Operating Officer     Chairman of the Board

Perullo, Deborah       V.P.                  None

Piken, Keith           Sr. V.P.              None

Raftery-Arpino, Linda  Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schomburg, James       V.P.                  None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Smith, Darren          V.P.                  None

Snyder, Kimberly       V.P.                  None

Soester, Trisha        V.P.                  None

Sprieck, Susan         V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO; Co-President;    None
                       Director

Tasiopoulos, Lou       Co-President;         None
                       Director

Torrisi, Susan         V.P.                  None

Tressler, Ronald       V.P.                  None

Tufts, Peter           V.P.                  None

Vail, Norman           V.P.                  None

VanEtten, Keith H.     Sr. V.P.              None

Wagner, Rebecca        V.P.                  None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

White, John            V.P.                  None

Widder, Mary-Lee       V.P.                  None

Yates, Susan           V.P.                  None

Young, Deborah         Sr. V.P.              None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.



Item 28.                   Location of Accounts and Records

                           Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's Custodian is One Financial Center, Boston, MA 02111. The custodian's address is 1776 Heritage Drive, North Quincy, MA 02171.

Item 29.                   Management Services
                           See Item 15, Part A and Item 13, Part B

Item 30.                   Undertakings
                           Not Applicable

                               ******************
                                      NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust I is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                 SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust I, has duly caused this Post-Effective Amendment No. 66 to its Registration Statement under the Securities Act of 1933 and Amendment No. 48 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 21st day of December, 2001.


                              LIBERTY FUNDS TRUST I



                              By: /s/KEITH T. BANKS
                                     Keith T. Banks, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                                      TITLE                                   DATE
----------                                      -----                                   ----



/s/KEITH T. BANKS                               President (chief                              December 21, 2001
-----------------
Keith T. Banks                                  executive officer)







/s/J. Kevin connaughton                         Chief Financial Officer (principal            December 21, 2001
-----------------------
J. Kevin Connaughton                            financial officer)







/s/VICKI L. BENJAMIN                            Chief Accounting Officer (principal           December 21, 2001
----------------------------
Vicki L. Benjamin                               accounting officer)



DOUGLAS A. HACKER*                        Trustee
------------------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*                     Trustee
------------------------------------
Janet Langford Kelly


RICHARD W. LOWRY*                         Trustee
------------------------------------
Richard W. Lowry


SALVATORE MACERA*                         Trustee
------------------------------------
Salvatore Macera


WILLIAM E. MAYER*                         Trustee         /s/ROBERT R. LEVEILLE
------------------------------------
William E. Mayer                                             Robert R. Leveille
                                                           ---------------------
                                                             Attorney-in-fact
                                                             December 21, 2001

DR. CHARLES R. NELSON*                    Trustee
------------------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                        Trustee
------------------------------------
John J. Neuhauser


JOSEPH R. PALOMBO*                        Trustee
------------------------------------
Joseph R. Palombo


THOMAS E. STITZEL*                        Trustee
------------------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*                       Trustee
------------------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                        Trustee
------------------------------------
Anne-Lee Verville

                                         EXHIBITS


(b)                  Amended By-Laws dated June 20, 2001

(d)(1) Form of Management Agreement between Liberty Funds Trust I, with respect to LTMGF and Stein Roe & Farnham Incorporated dated November 1, 2001

(d)(2) Form of Sub-Advisory Agreement between Liberty Funds Trust I with respect to LTMGF, Stein Roe & Farnham Incorporated and Stein Roe Investment Counsel LLC dated November 1, 2001

(d)(3) Form of Management Agreement between Liberty Funds Trust I, with respect to LTMGFII and Stein Roe & Farnham Incorporated dated November 1, 2001

(d)(4) Form of Sub-Advisory Agreement between Liberty Funds Trust I with respect to LTMGFII, Stein Roe & Farnham Incorporated and Stein Roe Investment Counsel LLC dated November 1, 2001

(o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated April 22, 1996, amended December 12, 2001